VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
January 31, 2024 (unaudited)

Par
(000's) Value
MUNICIPAL BONDS: 97.8%
Alabama : 1.7%
Alabama Special Care Facilities
Financing Authority,
Methodist Home for Aging
(RB)
5.25%, 06/01/25 $ 215 $ 213,299
5.75%, 06/01/45 (c) 2,000 1,746,885
5.75%, 06/01/35 (c) 1,400 1,344,725
6.00%, 06/01/50 (c) 5,900 5,232,769
Alabama State Port Authority
Docks Facilities, Series A (RB)
(AGM)
5.00%, 10/01/29 (c) 1,675 1,750,213
5.00%, 10/01/34 (c) 1,000 1,041,636
Black Belt Energy Gas District,
Project No. 8, Series A (RB)
4.00%, 12/01/52 (c) (p) 10,000 9,708,165
Black Belt Energy Gas District,
Series A (RB)
5.25%, 01/01/54 (c) (p) 5,000 5,358,113
County of Jefferson, Alabama
Sewer Warrants (RB)
5.25%, 10/01/49 (c) 1,000 1,085,952
Hoover Industrial Development
Board, United States Steel
Corp. Project (RB)
6.38%, 11/01/50 (p) 1,180 1,303,810
Hoover Industrial Development
Board, United States Steel
Corp. Project (RB) (SD CRED
PROG)
5.75%, 10/01/49 (c) 8,540 8,809,428
Montgomery Alabama Medical
Clinic Board of Health Care
Facility, Jackson Hospital and
Clinic (RB)
5.00%, 03/01/33 (c) 1,350 1,168,168
Tuscaloosa County Industrial
Development Authority, Hunt
Refining Project, Series A (RB)
4.50%, 05/01/32 (c) 2,914 2,846,842
5.25%, 05/01/44 (c) 7,000 6,795,578
48,405,583
Alaska : 0.0%
Northern Tobacco
Securitization Corp., Series
B-2 (RB)
0.00%, 06/01/66 (c) ^ 3,000 397,860
Underline
American Samoa : 0.2%
American Samoa Economic
Development Authority,
Series A (RB)
5.00%, 09/01/38 (c) 4,250 4,302,285
6.50%, 09/01/28 250 264,107
6.62%, 09/01/35 (c) 1,000 1,040,664
5,607,056
Par
(000’s) Value
Arizona : 2.7%
Arizona Industrial Development
Authority (RB)
5.00%, 07/01/54 (c) $ 1,000 $ 894,088
5.00%, 07/01/51 (c) 2,420 2,095,987
5.00%, 07/01/51 (c) 1,000 866,111
Arizona Industrial Development
Authority Education
Facility, Leman Academy of
Excellence Projects, Series
A (RB)
4.50%, 07/01/54 (c) 1,000 915,467
Arizona Industrial Development
Authority Education
Facility, Leman Academy of
Excellence, East and Central
Tucson Projects, Series A (RB)
4.00%, 07/01/29 (c) 500 483,192
Arizona Industrial Development
Authority, Academies of Math
and Science Projects (RB)
5.00%, 07/01/39 (c) 1,000 984,130
Arizona Industrial Development
Authority, Academies of Math
and Science, Series B (RB)
5.00%, 07/01/29 (c) 200 202,314
Arizona Industrial Development
Authority, American Charter
School Foundation Project
(RB)
6.00%, 07/01/47 (c) 2,940 2,983,197
6.00%, 07/01/37 (c) 1,270 1,304,933
Arizona Industrial Development
Authority, Arizona
Agribusiness and Equine
Center, Inc. Project, Series
B (RB)
5.00%, 03/01/37 (c) 1,545 1,505,861
Arizona Industrial Development
Authority, Basis School
Project, Series A (RB)
5.12%, 07/01/37 (c) 250 251,255
5.25%, 07/01/47 (c) 500 488,128
Arizona Industrial Development
Authority, Basis School
Project, Series D (RB)
5.00%, 07/01/47 (c) 270 254,703
5.00%, 07/01/51 (c) 515 478,729
Arizona Industrial Development
Authority, Basis School
Project, Series G (RB) (AGM)
5.00%, 07/01/47 (c) 500 471,672
Arizona Industrial Development
Authority, Benjamin Franklin
Charter School Projects,
Series A (RB)
5.25%, 07/01/53 (c) 1,000 949,761

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Arizona (continued)
Arizona Industrial Development
Authority, Education Facility,
Series A (RB)
5.25%, 07/01/37 (c) $ 2,650 $ 2,650,691
5.50%, 07/01/52 (c) 2,100 1,979,287
Arizona Industrial Development
Authority, Kaizen Education
Project (RB)
5.70%, 07/01/47 (c) 1,000 1,009,801
Arizona Industrial Development
Authority, Pinecrest Academy
of Northern Nevada Project,
Series A (RB)
4.50%, 07/15/29 (c) 500 469,302
Arizona Industrial Development
Authority, Point 320 LLC,
Series A (RB)
3.62%, 05/20/33 6,462 6,063,607
Arizona Industrial Development
Authority, Somerset Academy
of Las Vegas, Series A (RB)
4.00%, 12/15/51 (c) 1,400 1,060,029
City of Phoenix Civic
Improvement Corp., Series B
(RB) (BAM)
5.00%, 07/01/44 (c) 6,990 7,307,869
Glendale Industrial
Development Authority,
Beatitudes Campus Project
(RB)
4.00%, 11/15/27 (c) 250 237,158
5.00%, 11/15/40 (c) 1,000 861,751
Glendale Industrial
Development Authority,
Royal Oaks Inspirata Pointe
Project, Series A (RB)
5.00%, 05/15/56 (c) 1,340 1,132,962
Industrial Development
Authority of the City of
Phoenix Arizona/The (RB)
6.75%, 07/01/44 (c) 1,000 1,006,937
Industrial Development
Authority of the City of
Phoenix, Basis Schools, Inc.
Project, Series A (RB)
4.00%, 07/01/25 200 198,181
5.00%, 07/01/46 (c) 1,000 950,696
5.00%, 07/01/45 (c) 500 479,062
5.00%, 07/01/35 (c) 900 903,859
Industrial Development
Authority of the City of
Phoenix, Downtown Student
Housing, Series A (RB)
5.00%, 07/01/42 (c) 750 758,273
Industrial Development
Authority of the City of
Phoenix, Legacy Traditional
School Project (RB)
5.00%, 07/01/45 (c) 4,435 4,298,712
Par
(000’s) Value
Arizona (continued)
Industrial Development
Authority of the City of
Phoenix, Legacy Traditional
School Project, Series A (RB)
5.00%, 07/01/36 (c) $ 750 $ 755,728
Maricopa County Arizona
Industrial Development
Authority, Valley Christian
Schools Project, Series A (RB)
6.38%, 07/01/58 (c) 1,000 1,021,255
Maricopa County Industrial
Development Authority,
Benjamin Franklin Charter
School Projects, Series A (RB)
6.00%, 07/01/52 (c) 1,000 1,015,784
Maricopa County Industrial
Development Authority,
Legacy Traditional Schools
Projects, Series A (RB) (SD
CRED PROG)
5.00%, 07/01/49 (c) 1,300 1,331,817
5.00%, 07/01/54 (c) 1,400 1,428,772
Maricopa County Industrial
Development Authority,
Legacy Traditional Schools
Projects, Series B (RB)
5.00%, 07/01/54 (c) 500 468,849
5.00%, 07/01/49 (c) 1,990 1,891,099
5.00%, 07/01/39 (c) 500 499,445
Maricopa County Industrial
Development Authority,
Paradise School Project (RB)
5.00%, 07/01/47 (c) 1,750 1,677,703
Peoria Industrial Development
Authority, Sierra Winds Life
Care Community Project,
Series A (RB)
5.00%, 11/15/24 (d) * 255 69,903
Phoenix Arizona Industrial
Development Authority,
Falcon Properties LLC,
Project, Series A (RB)
4.15%, 12/01/57 (c) 5,000 3,814,962
Phoenix Arizona Industrial
Development Authority,
Guam Facilities Foundation,
Inc. Project (RB)
5.12%, 02/01/34 (c) 1,000 977,867
Phoenix Arizona Industrial
Development Authority,
Provident Group - Falcon
Properties LLC, Project, Series
A (RB)
4.00%, 12/01/51 (c) 1,000 780,910
Pima County Industrial
Development Authority,
American Leadership
Academy Project (RB)
5.62%, 06/15/45 (c) 1,250 1,252,922

Par
(000’s) Value
Arizona (continued)
Pima County Industrial
Development Authority,
Edkey Charter Schools
Project (RB)
5.25%, 07/01/36 (c) $ 250 $ 250,226
5.38%, 07/01/46 (c) 250 239,424
5.50%, 07/01/51 (c) 250 239,384
Pima County, Industrial
Development Authority,
Edkey Charter School Project
(RB)
5.00%, 07/01/30 (c) 1,000 1,010,955
Sacramento County,
Community Facilities District
No. 2005-2 (RB)
5.00%, 12/01/32 2,000 2,139,866
Salt Verde Financial Corp. (RB)
5.00%, 12/01/37 7,105 7,730,971
5.25%, 12/01/24 305 308,214
5.25%, 12/01/25 265 271,247
5.25%, 12/01/27 215 225,198
5.25%, 12/01/28 245 258,829
Tempe Industrial Development
Authority, Friendship Village
of Tempe (RB)
5.00%, 12/01/54 (c) 355 304,483
Tempe Industrial Development
Authority, Mirabella at ASU
Project, Series A (RB)
6.00%, 10/01/37 (c) 1,200 851,218
6.12%, 10/01/52 (c) 600 362,849
77,677,585
Arkansas : 1.1%
Arkansas Development Finance
Authority, Big River Steel
Project (RB)
4.50%, 09/01/49 (c) 7,520 7,363,024
Arkansas Development Finance
Authority, Environmental
Improvement, United States
Steel Corporation Project (RB)
5.45%, 09/01/52 (c) 19,750 20,076,250
5.70%, 05/01/53 (c) 3,205 3,306,303
30,745,577
California : 12.1%
Alameda Corridor
Transportation Authority,
Second Subordinate Lien,
Series B (RB)
5.00%, 10/01/34 (c) 3,000 3,092,454
5.00%, 10/01/36 (c) 2,230 2,292,053
5.00%, 10/01/35 (c) 1,650 1,697,568
5.00%, 10/01/37 (c) 5,535 5,682,234
Anaheim Community Facilities
District No. 08-1 (ST)
4.00%, 09/01/46 (c) 420 386,080
4.00%, 09/01/36 (c) 160 160,510
4.00%, 09/01/41 (c) 615 589,942
Par
(000’s) Value
California (continued)
Anaheim Public Financing
Authority, Anaheim Public
Improvement Project, Series
A (RB) (BAM)
5.00%, 09/01/36 (c) $ 2,000 $ 2,112,926
Antelope Valley Healthcare
District, Series A (RB)
5.25%, 03/01/36 (c) 1,480 1,508,339
California Community Choice
Financing Authority (RB)
5.00%, 07/01/53 (c) (p) 1,580 1,674,467
California Community Choice
Financing Authority, Clean
Energy Project, Series C (RB)
5.25%, 01/01/54 (c) (p) 7,270 7,690,007
California Community Choice
Financing Authority, Clean
Energy, Series D (RB)
5.50%, 05/01/54 (c) (p) 10,000 10,701,425
California Community College
Financing Authority, Orange
Coast College Project (RB)
5.25%, 05/01/53 (c) 1,695 1,718,663
California Community Housing
Agency Senior Essential
Housing, Series A-1 (RB)
(AGM)
3.00%, 02/01/57 (c) 3,000 1,851,183
California Community Housing
Agency, Essential Housing,
Arbors, Series A (RB)
5.00%, 08/01/50 (c) 3,100 2,876,472
California Community Housing
Agency, Essential Housing,
Glendale Properties, Series
A-2 (RB)
3.00%, 08/01/56 (c) 4,000 2,765,661
California Community Housing
Agency, Essential Housing,
Glendale Properties, Series
A-2 (RB) (AGM)
4.00%, 08/01/51 (c) 3,000 1,862,201
California Community Housing
Agency, Essential Housing,
Mira Vista Hills Apartments,
Series A (RB)
4.00%, 02/01/56 (c) 2,000 1,414,254
California Community Housing
Agency, Essential Housing,
Serenity at Larkspur, Series
A (RB)
5.00%, 02/01/50 (c) 3,000 2,335,016
California Community Housing
Agency, Essential Housing,
Summit at Sausalito
Apartments, Series A-2 (RB)
4.00%, 02/01/50 (c) 2,000 1,476,695

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
California Community Housing
Agency, Series A-1 (RB)
4.00%, 02/01/56 (c) $ 4,500 $ 3,836,201
California Community
Housing Agency, Stoneridge
Apartments, Series A (RB)
4.00%, 02/01/56 (c) 6,000 4,542,448
California County Tobacco
Securitization Agency,
Alameda County Tobacco
Asset Securitization Corp.
(RB)
5.88%, 06/01/35 (c) 5 5,116
California County Tobacco
Securitization Agency, Golden
Gate Tobacco, Series A (RB)
5.00%, 06/01/36 (c) 15 14,944
California Health Facilities
Financing Authority,
Children's Hospital, Series A
(RB)
4.00%, 08/15/49 (c) 250 237,140
4.20%, 08/15/42 (c) 500 500,006
5.00%, 08/15/42 (c) 990 1,010,240
5.00%, 08/15/37 (c) 460 474,996
California Health Facilities
Financing Authority, Sutter
Health, Series A (RB)
5.00%, 11/15/48 (c) 590 611,801
California Housing Finance
Agency (RB)
3.25%, 08/20/36 1,933 1,794,126
3.50%, 11/20/35 2,394 2,257,255
California Housing Finance
Agency, Series A (RB)
4.00%, 03/20/33 6,534 6,572,960
California Infrastructure &
Economic Development
Bank, California Science
Center Phase III Project,
Series A (RB)
4.00%, 05/01/55 (c) 2,300 2,202,347
California Infrastructure &
Economic Development Bank,
California State Teachers
Retirement System (RB)
5.00%, 08/01/32 (c) 1,085 1,216,779
California Infrastructure &
Economic Development Bank,
Charter School Portfolio
Project, Series A-1 (RB)
5.00%, 01/01/55 (c) 1,000 806,725
California Municipal Finance
Authority, California Baptist
University, Series A (RB)
5.50%, 11/01/45 (c) 500 502,845
6.12%, 11/01/33 (c) 1,000 1,001,885
Par
(000’s) Value
California (continued)
California Municipal Finance
Authority, Charter School
Santa Rosa Academy Project,
(RB)
5.00%, 07/01/62 (c) $ 1,000 $ 935,445
California Municipal Finance
Authority, CHF-Davis I, LLC -
West Village Student Housing
Project (RB)
5.00%, 05/15/38 (c) 500 523,792
California Municipal Finance
Authority, CHF-Davis I, LLC -
West Village Student Housing
Project (RB) (BAM)
4.00%, 05/15/48 (c) 150 141,689
California Municipal Finance
Authority, CHF-Davis II,
LLC - Orchard Park Student
Housing Project (RB) (BAM)
4.00%, 05/15/46 (c) 5,000 4,879,075
California Municipal Finance
Authority, CHF-Davis II,
LLC - Orchard Park Student
Housing Project, Series A (RB)
(BAM)
4.00%, 05/15/41 (c) 1,500 1,495,605
California Municipal Finance
Authority, Community
Medical Centers, Series A (RB)
4.00%, 02/01/42 (c) 1,165 1,124,446
California Municipal Finance
Authority, Eisenhower
Medical Center, Series A (RB)
5.00%, 07/01/30 (c) 200 209,811
5.00%, 07/01/31 (c) 250 262,024
California Municipal Finance
Authority, John Adams
Academies Lincoln Project,
Series A (RB)
5.00%, 10/01/39 (c) 500 488,816
5.00%, 10/01/57 (c) 500 451,948
5.00%, 10/01/49 (c) 500 462,571
California Municipal Finance
Authority, Julian Charter
School Project, Series A (RB)
5.62%, 03/01/45 (c) 2,390 2,253,494
California Municipal Finance
Authority, LINXS APM Project,
Series A (RB)
5.00%, 12/31/43 (c) 2,490 2,527,907
5.00%, 06/30/29 (c) 600 626,712
5.00%, 06/30/28 65 67,875
5.00%, 12/31/29 (c) 500 522,824
California Municipal Finance
Authority, LINXS APM Project,
Series A (RB) (AGM)
3.00%, 12/31/30 (c) 1,950 1,847,171
5.00%, 12/31/37 (c) 1,000 1,030,038
5.00%, 12/31/34 (c) 700 730,008

Par
(000’s) Value
California (continued)
5.00%, 06/30/31 (c) $ 1,035 $ 1,081,878
California Municipal Finance
Authority, Northbay
Healthcare Group, Series A
(RB)
5.25%, 11/01/47 (c) 230 229,996
California Municipal Finance
Authority, Palmdale
Aerospace Academy, Series
A (RB)
5.00%, 07/01/41 (c) 500 480,858
5.00%, 07/01/49 (c) 1,000 924,225
5.00%, 07/01/38 (c) 130 127,470
California Municipal Finance
Authority, Social Bonds -
Healthright 360, Series A (RB)
5.00%, 11/01/49 (c) 3,000 2,820,011
California Municipal Finance
Authority, UCR Dundee-
Glasgow Student Housing
Project (RB) (BAM)
4.00%, 05/15/48 (c) 250 237,224
California Municipal Finance
Authority, United Airlines,
Inc., International Airport
Project (RB)
4.00%, 07/15/29 19,000 18,997,095
California Pollution Control
Financing Authority, Poseidon
Resources LP Desalination
Project (RB) (ACA)
5.00%, 07/01/37 (c) 5,000 5,005,067
California Pollution Control
Financing Authority, Solid
Waste Disposal, CalPlant I
Project (RB)
7.00%, 07/01/22 (d) * 1,000 13,500
7.50%, 12/01/39 (c) (d) * 7,000 94,500
7.50%, 07/01/32 (c) (d) * 10,500 141,750
8.00%, 07/01/39 (c) (d) * 6,635 89,573
California Pollution Control
Financing Authority, Solid
Waste Disposal, CalPlant I
Project (RB) (SAW)
7.50%, 07/01/32 (d) * 1,000 13,500
California Pollution Control
Financing Authority, Water
Furnishing Poseidon
Resources (Channelside) LP
Desalination Project (RB)
5.00%, 11/21/45 (c) 2,500 2,501,208
5.00%, 07/01/37 (c) 1,000 1,067,254
5.00%, 07/01/38 (c) 1,000 1,060,843
California Public Finance
Authority, Enso Village
Project, Series A (RB)
5.00%, 06/01/54 (c) 400 365,268
Par
(000’s) Value
California (continued)
California School Finance
Authority, Charter School
Facility, Grimmway School,
Series A (RB)
5.00%, 07/01/36 (c) $ 2,000 $ 2,015,729
California School Finance
Authority, Charter School,
John Adams Academies,
Series A (RB)
5.00%, 07/01/52 (c) 1,000 922,990
California School Finance
Authority, NCCD-Santa Rosa
Properties LLC, Series A (RB)
4.00%, 11/01/51 (c) 1,000 829,818
California School Finance
Authority, River Springs
Charter School Project, Series
A (RB)
5.00%, 07/01/47 (c) 2,000 1,856,714
6.38%, 07/01/46 (c) 5,000 5,227,062
California School Finance
Authority, Rocketship
Education, Series A (RB)
5.12%, 06/01/47 (c) 250 249,813
5.25%, 06/01/52 (c) 250 250,198
California Statewide
Communities Development
Authority, Baptist University,
Series A (RB)
3.50%, 11/01/27 1,210 1,173,917
5.00%, 11/01/41 (c) 1,000 1,000,261
6.38%, 11/01/43 (c) 1,000 1,001,364
California Statewide
Communities Development
Authority, College Housing
(RB)
5.25%, 07/01/49 (c) 250 250,688
California Statewide
Communities Development
Authority, Daughters of
Charity Health System, Series
A (RB)
5.50%, 07/01/39 (c) 21 19,917
5.75%, 07/01/24 (c) 4 3,811
California Statewide
Communities Development
Authority, Daughters of
Charity Health System, Series
H (RB)
5.75%, 07/01/25 (c) 1 559
California Statewide
Communities Development
Authority, Infrastucture
Program, Series B (RB) (NATL)
5.00%, 09/02/39 (c) 1,000 1,040,491

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
California Statewide
Communities Development
Authority, Irvine East Campus
Armaments, CHF-Irvine, LLC
(RB)
5.00%, 05/15/30 (c) $ 385 $ 394,053
5.00%, 05/15/33 (c) 545 556,713
California Statewide
Communities Development
Authority, Lancer Educational
Student Housing Project,
Series A (RB)
5.00%, 06/01/39 (c) 435 434,508
California Statewide
Communities Development
Authority, Lancer Plaza
Project (RB)
5.62%, 11/01/33 (c) 1,075 1,076,093
California Statewide
Communities Development
Authority, Loma Linda
University Medical Center,
Series A (RB)
5.00%, 12/01/26 (c) 350 358,794
5.00%, 12/01/41 (c) 17,050 17,099,631
5.00%, 12/01/36 (c) 3,595 3,656,521
5.25%, 12/01/34 (c) 1,740 1,754,119
5.25%, 12/01/44 (c) 5,300 5,309,613
5.25%, 12/01/56 (c) 14,900 14,997,366
5.25%, 12/01/48 (c) 1,000 1,019,992
5.50%, 12/01/54 (c) 11,630 11,618,054
5.50%, 12/01/58 (c) 3,500 3,571,710
California Statewide
Communities Development
Authority, Methodist Hospital
of Southern California (RB)
5.00%, 01/01/33 (c) 2,000 2,116,319
California Statewide
Communities Development
Authority, Provident Group
Pomona Properties LLC,
Series A (RB)
5.00%, 12/01/46 (c) 4,730 4,725,004
5.75%, 01/15/45 (c) 125 124,993
California Statewide
Communities Development
Authority, University of
California, Irvine East Campus
Apartments (RB)
3.50%, 05/15/36 (c) 615 563,316
California Statewide
Communities Development
Authority, University of
California, Irvine East Campus
Apartments, Phase IV-A (RB)
5.00%, 05/15/47 (c) 3,170 3,195,794
Par
(000’s) Value
California (continued)
California Statewide Financing
Authority, Pooled Tobacco
Securitization Program,
Series C (RB)
6.00%, 05/01/43 (c) $ 900 $ 920,863
City & County of San Francisco,
Special Tax District No 2020-
1, Series A (ST)
4.00%, 09/01/41 (c) 1,635 1,505,803
City of Fontana, Community
Facilities District No. 90 (ST)
4.00%, 09/01/51 (c) 500 461,066
City of Fremont, Community
Facilities District No. 1 (ST)
5.00%, 09/01/40 (c) 250 253,532
City of Irvine, Community
Facilities District No. 2013-3
(ST)
4.00%, 09/01/33 (c) 250 252,755
4.00%, 09/01/34 (c) 250 252,697
4.00%, 09/01/32 (c) 230 232,702
City of Irvine, Reassessment
District No. 15-2 (SA)
5.00%, 09/02/42 (c) 750 761,611
City of Rancho Cordova,
Sunridge Anatolia community
Facilities District No. 2003-1
(ST)
4.00%, 09/01/37 (c) 180 180,141
City of Rocklin, Community
Facilities District No. 10 (ST)
5.00%, 09/01/39 (c) 810 826,514
City of Roseville, Fiddyment
Ranch Community Facilities
District No. 1 (ST)
3.75%, 09/01/36 (c) 500 484,455
5.00%, 09/01/34 (c) 155 161,179
City of Roseville, Fiddyment
Ranch Community Facilities
District No. 5 (ST)
5.00%, 09/01/47 (c) 3,450 3,526,087
City of Roseville, Westpark
Community Facility District
No. 1 (ST)
5.00%, 09/01/37 (c) 200 203,775
City of San Clemente, Facilities
District No. 2006-1 (ST)
5.00%, 09/01/40 (c) 1,045 1,060,723
CMFA Special Finance Agency
VII Essential Housing, The
Breakwater Apartments,
Series A-1 (RB)
3.00%, 08/01/56 (c) 4,000 2,664,090
CMFA Special Finance Agency
VIII, Essential Housing, Series
A-1 (RB)
3.00%, 08/01/56 (c) 8,360 5,558,043

Par
(000’s) Value
California (continued)
CMFA Special Finance Agency
XII, Essential Housing, Series
A-2 (RB)
4.38%, 08/01/49 (c) $ 1,000 $ 809,638
CMFA Special Finance Agency,
Essential Housing, Series A-1
(RB)
4.00%, 08/01/56 (c) 2,500 2,136,042
Compton Public Finance
Authority (RB)
4.00%, 09/01/27 (c) 800 794,447
4.50%, 09/01/32 (c) 1,585 1,580,482
County of Los Angeles
Community Facilities District
No 2021-01 (ST)
5.00%, 09/01/47 (c) 1,000 1,016,186
CSCDA Community
Improvement Authority (RB)
2.80%, 03/01/47 (c) 2,000 1,456,752
3.12%, 07/01/56 (c) 2,500 1,664,563
3.60%, 05/01/47 (c) 2,000 1,598,740
CSCDA Community
Improvement Authority
Essential Housing, Acacia on
Santa Rosa Creek, Series A
(RB) (NATL)
4.00%, 10/01/56 (c) 2,500 2,110,099
CSCDA Community
Improvement Authority,
Atlanta-Glendale, Series A-1
(RB)
3.50%, 10/01/46 (c) 1,000 767,401
CSCDA Community
Improvement Authority,
Atlanta-Glendale, Series A-2
(RB)
4.00%, 10/01/56 (c) 7,750 5,806,750
CSCDA Community
Improvement Authority, City
of Orange Portfolio, Series
A-2 (RB)
3.00%, 12/01/56 (c) 2,000 1,377,685
3.00%, 03/01/57 (c) 4,000 2,697,724
CSCDA Community
Improvement Authority,
Essential Housing Mezzanine
Lien, Series B (RB)
4.00%, 04/01/57 (c) 1,000 706,940
4.00%, 05/01/57 (c) 1,500 1,051,918
CSCDA Community
Improvement Authority,
Essential Housing, The Link
Glendale, Series A-1 (RB)
3.00%, 07/01/45 (c) 1,000 749,735
CSCDA Community
Improvement Authority,
Essential Housing, Westgate
Phase, Series A-2 (RB)
3.12%, 06/01/57 (c) 3,000 1,963,501
Par
(000’s) Value
California (continued)
CSCDA Community
Improvement Authority,
Jefferson-Anaheim, Series
A-2 (RB)
3.12%, 08/01/56 (c) $ 4,205 $ 2,955,267
CSCDA Community
Improvement Authority, Link-
Glendale, Series A-2 (RB)
4.00%, 07/01/56 (c) 5,350 3,870,496
CSCDA Community
Improvement Authority,
Millennium South Bay-
Hawthorne, Series A-1 (RB)
3.25%, 07/01/56 (c) 2,000 1,361,317
CSCDA Community
Improvement Authority,
Monterey Station
Apartments, Series A-1 (RB)
3.00%, 07/01/43 (c) 2,500 1,933,063
CSCDA Community
Improvement Authority, Park
Crossing Apartments, Series
B (RB)
4.00%, 12/01/48 (c) 1,000 734,122
CSCDA Community
Improvement Authority,
Pasadena Portfolio, Series
A-1 (RB)
2.65%, 12/01/46 (c) 1,635 1,249,066
CSCDA Community
Improvement Authority,
Pasadena Portfolio, Series
B (RB)
4.00%, 12/01/56 (c) 1,000 726,769
CSCDA Community
Improvement Authority,
Vineyard Gardens
Apartments, Series B (RB)
4.00%, 10/01/48 (c) 500 360,407
CSCDA Community
Improvement Authority,
Wood Creek Apartments,
Series A-2 (RB)
4.00%, 12/01/58 (c) 2,000 1,507,028
Dublin Community Facilities
District No 2015-1 (ST)
5.00%, 09/01/49 (c) 500 516,558
5.00%, 09/01/39 (c) 500 527,465
5.00%, 09/01/44 (c) 500 522,094
5.00%, 09/01/37 (c) 1,150 1,201,767
5.00%, 09/01/47 (c) 485 496,343
Folsom Ranch Financing
Authority (ST)
5.00%, 09/01/32 (c) 1,100 1,158,499
5.00%, 09/01/37 (c) 2,000 2,082,527
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue, Series B-1 (RB)
3.95%, 01/15/53 (c) 100 92,247

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue, Series B-2 (RB)
3.50%, 01/15/53 (c) $ 475 $ 400,742
Golden State Tobacco
Securitization Corp.,
California Tobacco
Settlement, Series B-2 (RB)
0.01%, 06/01/66 (c) 101,000 11,736,362
Independent Cities Finance
Authority, Mobil Home Park,
Series A (RB)
3.75%, 10/15/46 (c) 250 199,450
Inland Empire Tobacco
Securitization Authority,
Series C-2 (RB)
0.01%, 06/01/47 (c) 100,000 21,249,640
Irvine Unified School District
(ST)
5.00%, 09/01/51 (c) 1,075 1,099,860
Lake Elsinore Public Financing
Authority, Local Agency (ST)
5.00%, 09/01/40 (c) 405 410,845
Lincoln Public Financing
Authority, Twelve Bridges,
Series B (SA)
6.00%, 09/02/27 (c) 27 27,059
MSR Energy Authority, Series
A (RB)
6.12%, 11/01/29 420 453,026
Orange County Community
Facilities District No. 1, Series
A (ST)
4.25%, 08/15/38 (c) 975 979,591
5.25%, 08/15/45 (c) 455 461,666
Palm Desert California
Improvement, Section 29
Assessment District No. 2004-
02 (SA)
4.00%, 09/02/37 (c) 1,200 1,180,531
Palomar Health (RB)
5.00%, 11/01/31 (c) 250 256,263
Palomar Pomerado Health,
Series A (GO) (NATL)
0.00%, 08/01/25 ^ 125 118,852
Perris Union High School
District Financing Authority
(ST)
5.00%, 09/01/41 (c) 1,000 1,009,455
Poway Unified School District
Public Financing Authority,
Series A (ST)
5.00%, 09/01/34 (c) 750 768,552
River Islands Public Financing
Authority, Community
Facilities District No. 2003-1,
Series A-1 (ST)
5.00%, 09/01/38 (c) 500 519,350
Par
(000’s) Value
California (continued)
Romoland School District No.
2004-1 (ST)
5.00%, 09/01/48 (c) $ 500 $ 514,347
Sacramento County,
Community Facilities District
No. 2005-2 (ST)
5.00%, 09/01/40 (c) 345 352,893
5.00%, 09/01/45 (c) 495 503,562
San Diego County Regional
Airport Authority, Series A
(RB)
5.00%, 07/01/56 (c) 745 807,455
San Diego County, California
Regional Airport, Series A (RB)
4.00%, 07/01/46 (c) 1,050 1,067,009
San Francisco California City &
County Airport Commission
International Airport, SFO
Fuel Company LLC, Series A
(RB)
5.00%, 01/01/47 (c) 1,475 1,523,715
San Francisco City & County,
International Airport, Series A
(RB) (BAM-TCRS)
5.00%, 05/01/40 (c) 2,750 2,750,488
San Jacinto Unified School
District Financing Authority
(ST)
5.00%, 09/01/49 (c) 300 308,288
San Joaquin Hills
Transportation Corridor
Agency, Junior Lien Toll Road,
Series B (RB)
5.25%, 01/15/49 (c) 200 202,525
San Joaquin Hills
Transportation Corridor
Agency, Toll Road, Series A
(RB) (NATL)
0.00%, 01/15/32 ^ 145 109,888
0.00%, 01/15/36 ^ 105 67,883
Saugus Hart School Facilities
Financing Authority,
Community Facilities District
No. 2006-1 (ST)
5.00%, 09/01/41 (c) 500 508,139
Successor Agency of Pttsburg,
Los Medanos Community
Development Project, Series
A (TA) (AGM)
5.00%, 09/01/29 (c) 1,020 1,068,062
Tustin Community Facilities
District, Series A (ST)
5.00%, 09/01/40 (c) 100 101,550
5.00%, 09/01/45 (c) 100 101,218
Val Verde Unified School
District (ST)
5.00%, 09/01/37 (c) 750 760,239

Par
(000’s) Value
California (continued)
Western Hills Water District,
Diablo Grande Community
Facilities District No. 1 (ST)
4.00%, 09/01/21 (d) * $ 850 $ 221,000
5.30%, 09/01/31 (c) (d) * 530 137,800
William S. Hart Union High
School District No. 2015-1
(ST)
5.00%, 09/01/42 (c) 445 455,474
347,046,813
Colorado : 2.6%
Aerotropolis Colorado Regional
Transportation Authority (RB)
4.38%, 12/01/52 (c) 2,000 1,650,435
Arkansas River Power
Authority, Power Supply
System, Series A (RB)
5.00%, 10/01/43 (c) 2,010 2,062,486
Base Village Metropolitan
District No. 2, Series A (GO)
5.75%, 12/01/46 (c) 1,000 1,000,477
Brighton Crossing Metropolitan
District No. 6, Series A (GO)
5.00%, 12/01/35 (c) 500 490,309
5.00%, 12/01/40 (c) 500 463,392
Broadway Station Metropolitan
District No. 3, Series A (GO)
5.00%, 12/01/49 (c) 1,425 1,136,788
Centerra Metropolitan District
No 1 in Larimer County,
Colorado, Series A (GO)
5.00%, 12/01/51 (c) 1,000 918,235
Centerra Metropolitan District
No. 1 (TA)
5.00%, 12/01/29 (c) 500 500,340
5.00%, 12/01/47 (c) 500 462,210
5.00%, 12/01/37 (c) 500 489,920
City and County of Denver,
United Airlines, Inc. Project
(RB)
5.00%, 10/01/32 (c) 10,195 10,194,724
City of Fruita, Colorado
Healthcare Canyons Hospital
and Medical Center, Series
B (RB)
5.50%, 01/01/48 (c) 2,250 2,080,556
Clear Creek Transit
Metropolitan District No. 2,
Colorado, Series A (GO)
5.00%, 12/01/50 (c) 1,570 1,386,164
Colorado Bridge Enterprise,
Central 70 Project (RB)
4.00%, 06/30/51 (c) 2,700 2,360,980
Colorado Educational and
Cultural Facilities Authority,
Rocky Mountain Classical
Academy Project (RB)
5.00%, 10/01/49 (c) 500 448,734
Par
(000’s) Value
Colorado (continued)
Colorado Health Facilities
Authority, CommonSpirit
Health, Series A-1 (RB)
4.00%, 08/01/38 (c) $ 510 $ 505,191
Colorado Health Facilities
Authority, CommonSpirit
Health, Series A-2 (RB)
3.25%, 08/01/49 (c) 5 3,736
4.00%, 08/01/49 (c) 4,735 4,467,908
5.00%, 08/01/44 (c) 2,000 2,069,435
Colorado Health Facilities
Authority, Covenant
Retirement Communities,
Inc., Series A (RB)
5.00%, 12/01/35 (c) 1,000 1,006,937
Colorado Health Facilities
Authority, Senior Living
Second Tier, American Eagle
Portfolio Project Series B-1
(RB)
2.00%, 07/01/57 (c) 536 53,616
Colorado High Performance
Transportation Enterprise,
C-470 Express Lanes (RB)
5.00%, 12/31/51 (c) 350 350,883
Creekwalk Marketplace
Business Improvement
District, Series A (RB)
5.50%, 12/01/39 (c) 500 447,713
5.75%, 12/01/49 (c) 500 437,645
Crowfoot Valley Ranch
Metropolitan District No. 2,
Series A (GO)
5.62%, 12/01/38 (c) 1,000 1,005,665
Fountain Urban Renewal
Authority, South Academy
Highlands Project, Series A
(TA)
4.50%, 11/01/29 (c) 720 711,509
5.25%, 11/01/37 (c) 2,345 2,334,376
5.50%, 11/01/44 (c) 1,865 1,844,043
Green Valley Ranch East
Metropolitan District No. 6,
Series A (GO)
5.88%, 12/01/50 (c) 1,000 1,002,066
Jefferson Center Metropolitan
District No. 1, Series A-2 (RB)
4.38%, 12/01/47 (c) 1,000 844,901
Kinston Metropolitan District
No. 5, Series A (GO)
5.12%, 12/01/50 (c) 1,000 848,542
Painted Prairie Public
Improvement Authority (RB)
5.00%, 12/01/39 (c) 1,000 972,059
Peak Metropolitan District No.
1, El Paco County, Series A
(GO)
4.00%, 12/01/35 (c) 540 474,034

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Colorado (continued)
Prairie Center Metropolitan
District No. 3, Adams County,
Series A (RB)
5.00%, 12/15/41 (c) $ 4,000 $ 4,006,935
Public Authority for Colorado
Energy Natural Gas (RB)
6.50%, 11/15/38 2,000 2,520,116
Puerto Rico Sales Tax Financing
Corp., Series A-2 (RB)
3.62%, 12/01/44 (c) 960 733,186
Rampart Range Metropolitan
District No. 5, Colorado
Limited Tax Supported and
Special Bonds (RB)
4.00%, 12/01/51 (c) 5,750 4,245,192
Regional Transportation
District, Denver Transit
Partners Eagle P3 Project,
Series A (RB)
4.00%, 07/15/39 1,500 1,549,242
Southglenn Metropolitan
District (GO)
5.00%, 12/01/46 (c) 1,000 942,905
Southlands Metropolitan
District No. 1, Series A-1 (GO)
5.00%, 12/01/47 (c) 1,200 1,161,535
Sterling Ranch Community
Authority Board, Colorado
Limited Tax, Series A (RB)
4.25%, 12/01/50 (c) 1,000 873,585
Trails at Crowfoot Metropolitan
District No 3 (GO)
5.00%, 12/01/49 (c) 1,000 939,471
Transport Metropolitan District
No. 3 (GO)
5.00%, 12/01/51 (c) 4,000 3,271,041
5.00%, 12/01/41 (c) 2,000 1,723,685
Tree Farm Metropolitan
District, Eagle County,
Colorado (GO)
4.75%, 12/01/50 (c) 2,000 1,764,873
Velocity Metropolitan District
No. 3 (GO)
5.12%, 12/01/34 (c) 500 504,270
5.38%, 12/01/39 (c) 1,500 1,506,258
Verve Metropolitan District No.
1 (GO)
5.00%, 12/01/36 (c) 1,025 894,330
5.75%, 12/01/33 (c) 1,000 955,787
Village Metropolitan District/
The (GO)
5.00%, 12/01/49 (c) 1,750 1,700,825
Windler Public Improvement
Authority, Series A-1 (RB)
(BAM)
4.00%, 12/01/36 (c) 1,000 738,436
4.00%, 12/01/41 (c) 1,000 649,342
75,707,023
Par
(000’s) Value
Connecticut : 0.7%
Bridgeport Housing Authority,
Energy Performance
Equipment (RB)
5.60%, 06/01/26 (c) $ 630 $ 627,454
Connecticut State Health
and Educational Facilities
Authority, Church Home of
Harford, Series A (RB)
5.00%, 09/01/46 (c) 3,500 3,004,410
5.00%, 09/01/53 (c) 1,200 980,872
Connecticut State Health
and Educational Facilities
Authority, Griffin Hospital,
Series G (RB)
5.00%, 07/01/44 (c) 1,100 1,047,850
5.00%, 07/01/50 (c) 2,630 2,409,181
Connecticut State Health
and Educational Facilities
Authority, Mary Wade Home
Issue, Series A-1 (RB)
5.00%, 10/01/54 (c) 5,000 3,820,369
Connecticut State Health
and Educational Facilities
Authority, McLean Issue,
Series A (RB)
5.00%, 01/01/55 (c) 2,000 1,593,352
Connecticut State Health
and Educational Facilities
Authority, Nuvance Health
Issue, Series A (RB)
4.00%, 07/01/38 (c) 500 444,804
5.00%, 07/01/33 (c) 1,000 1,028,300
Connecticut State Health
and Educational Facilities
Authority, University of
Hartford, Series N (RB)
4.00%, 07/01/44 (c) 250 197,164
Connecticut State Health
and Educational Facilities
Authority, University of
Hartford, Series N (RB) (SD
CRED PROG)
4.00%, 07/01/49 (c) 250 186,682
Steel Point Infrastructure
Improvement District (TA)
4.00%, 04/01/51 (c) 2,000 1,558,590
4.00%, 04/01/41 (c) 1,125 961,112
Town of Hamden, Whitney
Center Project (RB)
5.00%, 01/01/50 (c) 3,000 2,518,239
20,378,379
Delaware : 0.2%
County of Kent, Delaware
Student Housing and Dinning
Facility, State University
Project, Series A (RB)
5.00%, 07/01/48 (c) 1,450 1,438,192

Par
(000’s) Value
Delaware (continued)
Delaware Economic
Development Authority,
Aspira Chapter School, Series
A (RB)
4.00%, 06/01/52 (c) $ 915 $ 673,017
5.00%, 06/01/36 (c) 250 246,593
5.00%, 06/01/46 (c) 1,000 908,603
Delaware State Economic
Development Authority (RB)
5.00%, 06/01/51 (c) 1,100 975,869
4,242,274
District of Columbia : 0.7%
District of Columbia Tobacco
Settlement Financing Corp.
(RB)
0.00%, 06/15/46 (c) ^ 7,500 1,832,512
District of Columbia, Federal
Highway Grant Anticipation
(RB) (SAW)
5.00%, 12/01/30 (c) 1,225 1,385,513
District of Columbia, Ingleside
at Rock Creek Project, Series
A (RB)
5.00%, 07/01/42 (c) 1,180 1,073,977
5.00%, 07/01/32 (c) 250 248,296
District of Columbia, Latin
American Montessori
Bilingual Public Charter
School Issue (RB)
5.00%, 06/01/50 (c) 3,500 3,248,631
5.00%, 06/01/40 (c) 500 487,438
Metropolitan Washington
Airports Authority, Dulles Toll
Road, Series A (RB)
0.01%, 10/01/37 9,325 5,013,323
Metropolitan Washington
Airports Authority, Dulles Toll
Road, Series B (RB)
0.00%, 10/01/37 ^ 1,020 582,199
4.00%, 10/01/44 (c) 7,315 6,982,134
4.00%, 10/01/36 (c) 250 252,794
6.50%, 10/01/44 (c) 245 271,740
21,378,557
Florida : 4.5%
Alachua County, Health
Facilities Authority, Shands
Teaching Hospital and Clinics,
Inc., at the University of
Florida Project, Series B (RB)
5.00%, 12/01/34 (c) 1,055 1,067,061
Brevard County, Florida Health
Facilities Authority, Series A
(RB)
5.00%, 04/01/52 (c) 1,000 1,059,099
Broward County Florida Port
Facilities, Series B (RB)
4.00%, 09/01/38 (c) 2,150 2,169,894
Par
(000’s) Value
Florida (continued)
Cape Coral Health Facilities
Authority, Gulf Care, Inc.
Project (RB)
6.00%, 07/01/50 (c) $ 295 $ 208,036
Capital Trust Agency, Education
Growth Fund, Series A-1 (RB)
5.00%, 07/01/56 (c) 7,200 6,468,195
Capital Trust Agency,
Educational Facilities, Franklin
Academy Projects (RB)
5.00%, 12/15/35 (c) 1,335 1,297,659
Capital Trust Agency,
Educational Facilities,
Franklin Academy Projects
(RB) (SD CRED PROG)
5.00%, 12/15/40 (c) 500 458,832
Capital Trust Agency,
Educational Facilities,
Pineapple Cove Classical
Academy, Inc., Series A (RB)
4.50%, 07/01/29 (c) 400 391,712
5.12%, 07/01/39 (c) 500 482,671
5.25%, 07/01/49 (c) 500 469,325
5.38%, 07/01/54 (c) 500 472,495
Capital Trust Agency,
Educational Facilities,
Renaissance Charter School,
Inc., Series A (RB)
4.38%, 06/15/27 185 183,763
5.25%, 06/15/47 (c) 500 492,686
Capital Trust Agency, University
Bridge, LLC Student Housing
Project, Series A (RB)
4.00%, 12/01/28 2,200 2,128,483
5.25%, 12/01/43 (c) 2,000 1,965,989
5.25%, 12/01/58 (c) 2,200 2,101,828
Capital Trust Agency,
Wonderful Foundations
Charter Schools Portfolio
Projects, Series A (RB)
5.00%, 01/01/55 (c) 2,250 1,785,082
Charlotte County Industrial
Development Authority,
Town & Country Utilities
Project (RB)
5.00%, 10/01/49 (c) 1,000 975,229
City of Orlando, Senior Tourist
Development Tax, Series A
(RB) (AGM)
5.00%, 11/01/31 (c) 3,000 3,198,099
City of Orlando, Tourist
Development Tax, Series A
(RB) (AGM)
5.00%, 11/01/38 (c) 500 521,891
5.00%, 11/01/32 (c) 2,500 2,655,397
5.00%, 11/01/27 1,100 1,170,602
City Of South Miami Health
Facilities Authority, Inc. (RB)
4.00%, 08/15/42 (c) 2,040 1,970,039

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Florida (continued)
City of Tallahassee, Health
Facilities Authority, Memorial
Healthcare, Inc. Project (RB)
4.00%, 12/01/35 (c) $ 230 $ 225,894
5.00%, 12/01/44 (c) 1,305 1,309,152
5.00%, 12/01/40 (c) 1,210 1,217,718
Clay County, Florida Sales
Surtax (RB)
4.00%, 10/01/39 (c) 1,100 1,102,883
Collier County Industrial
Development Authority,
Arlington of Naples Project,
Series A (RB)
7.00%, 05/15/24 (d) * 440 14,079
8.12%, 05/15/44 (c) (d) * 343 10,976
County of Broward, Florida
Airport System, Series A (RB)
5.00%, 10/01/29 (c) 2,135 2,171,427
County of Broward, Florida Port
Facilities, Series A (RB)
5.00%, 09/01/49 (c) 1,645 1,712,184
County of Escambia, Health
Facilities Authority, Baptist
Health Care Corp., Series A
(RB) (SAW)
5.00%, 08/15/31 (c) 2,000 2,115,804
Escambia County Health
Facilities Authority, Baptist
Health Care Corp. Obligated
Group, Series A (RB) (SAW)
4.00%, 08/15/45 (c) 2,000 1,823,429
Florida Development Finance
Corp., Central Charter School
Project (RB)
5.88%, 08/15/52 (c) 1,000 965,798
Florida Development Finance
Corp., Educational Facilities,
Mater Academy Project,
Series A (RB)
5.00%, 06/15/47 (c) 2,225 2,228,462
Florida Development Finance
Corp., Glenridge on Palmer
Ranch Project (RB)
5.00%, 06/01/35 (c) 425 402,761
Florida Development Finance
Corp., Mayflower Retirement
Community Project, Series
A (RB)
4.00%, 06/01/55 (c) 2,000 1,248,995
5.25%, 06/01/50 (c) 1,000 834,531
Florida Development Finance
Corp., Renaissance Charter
School, Inc. Project, Series A
(RB)
5.75%, 06/15/29 (c) 1,000 1,003,061
6.00%, 06/15/35 (c) 500 506,372
6.12%, 06/15/46 (c) 685 689,712
6.62%, 06/15/43 (c) 1,000 1,090,546
6.75%, 06/15/53 (c) 1,000 1,085,859
Par
(000’s) Value
Florida (continued)
Florida Development Finance
Corp., UF Health Jacksonville
Project, Series A (RB)
5.00%, 02/01/52 (c) $ 1,000 $ 921,646
Florida Development Finance
Corp., Virgin Trains USA
Passenger Rail Project, Series
A (RB)
6.38%, 01/01/49 (c) (p) 5,300 5,272,879
6.50%, 01/01/49 (c) (p) 9,750 9,644,743
Florida Development Finance
Corp., Waste Pro USA, Inc.
Project (RB)
6.12%, 07/01/32 (c) (p) 4,000 4,056,561
FRERC Community
Development District (SA)
(AGM)
5.38%, 11/01/40 (c) 1,450 1,375,468
5.50%, 11/01/50 (c) 2,450 2,269,202
Hillsborough County Industrial
Development Authority,
Tampa General Hospital
Project, Series A (RB)
4.00%, 08/01/45 (c) 6,500 6,225,246
Lake County, Florida
Retirement Facility, Lakeside
at Waterman Village Project,
Series A (RB)
5.75%, 08/15/50 (c) 2,000 1,839,752
Lee County Industrial
Development Authority,
Community Charter Schools,
LLC Projects, Series A (RB)
5.75%, 06/15/42 (c) 500 480,517
Lee County Industrial
Development Authority,
Cypress Cove at HealthPark
Florida, Inc. Project, Series
A (RB)
5.25%, 10/01/57 (c) 1,000 835,816
Miami Beach Florida Health
Facilities Authority, Mount
Sinai Medical Center, Series B
(RB) (AGM)
4.00%, 11/15/46 (c) 2,500 2,417,369
Miami Beach Health Facilities
Authority, Mount Sinai
Medical Center (RB)
5.00%, 11/15/39 (c) 1,880 1,891,991
5.00%, 11/15/44 (c) 3,000 3,018,520
Miami World Center
Community Development
District (SA)
5.12%, 11/01/39 (c) 750 755,658
5.25%, 11/01/49 (c) 250 251,652
Miami-Dade County Aviation,
Series A (RB) (BAM-TCRS)
5.00%, 10/01/36 (c) 3,000 3,006,049

Par
(000’s) Value
Florida (continued)
Miami-Dade County Industrial
Development Authority (RB)
5.50%, 07/01/61 (c) $ 1,000 $ 963,537
Miami-Date County, Florida
Subordinate Special (RB)
5.00%, 10/01/28 (c) 1,360 1,430,094
Mid-Bay Bridge Authority, First
Senior Lien, Series A (RB)
5.00%, 10/01/35 (c) 500 508,357
5.00%, 10/01/40 (c) 2,500 2,526,630
Mid-Bay Bridge Authority,
Second Senior Lien, Series
C (RB)
5.00%, 10/01/40 (c) 1,000 1,009,692
Midtown Miami Community
Development District, Parking
Garage Project, Series A (SA)
5.00%, 05/01/37 (c) 85 84,998
North Broward Hospital
District, Broward Health,
Series B (RB)
5.00%, 01/01/48 (c) 2,000 2,049,702
North Broward Hospital
District, Series B (RB)
5.00%, 01/01/32 (c) 155 163,857
Northern Palm Beach County
Improvement District, Unit of
Development No. 2C (RB)
5.00%, 08/01/46 (c) 200 198,398
5.00%, 08/01/37 (c) 200 201,463
Palm Beach County Health
Facilities Authority, Toby
& Leon Cooperman Sinai
Residences of Boca Raton
Expansion, Series A (RB)
5.00%, 06/01/55 (c) 3,230 2,871,234
Palm Beach County, Palm
Beach Atlantic University
Housing Project, Series A (RB)
5.00%, 04/01/51 (c) 2,500 2,402,914
5.00%, 04/01/39 (c) 1,000 1,001,284
Palm Cost Park Community
Development District (SA)
5.70%, 05/01/37 (c) 140 141,890
Pinellas County Industrial
Development Authority,
Drs. Kiran & Pallavi Patel
2017 Foundation For Global
Understaing Inc. Project (RB)
5.00%, 07/01/39 (c) 1,900 1,912,449
Polk Country Industrial
Development Authority,
Florida Industrial
Development (RB)
5.88%, 01/01/33 4,820 4,651,810
Par
(000’s) Value
Florida (continued)
Seminole County Industrial
Development Authority,
Retirement Facility, Legacy
Pointe at UCF Project, Series
A (RB)
5.50%, 11/15/49 (c) $ 500 $ 391,748
5.75%, 11/15/54 (c) 1,500 1,198,040
Seminole County Industrial
Development Authority,
Retirement Facility, Legacy
Pointe at UCF Project, Series
B-1 (RB)
4.25%, 11/15/26 (c) 1,200 1,161,353
Tallahassee Florida Health
Facilities, Tallahassee
Memorial Healthcare, Inc.
Project, Series A (RB)
5.00%, 12/01/55 (c) 1,100 1,101,326
Village Community
Development District No. 12
(SA)
3.25%, 05/01/26 150 148,625
3.62%, 05/01/31 (c) 995 974,748
4.25%, 05/01/43 (c) 905 835,150
Village Community
Development District No. 13
(SA)
3.00%, 05/01/29 715 679,152
3.55%, 05/01/39 (c) 2,755 2,392,980
130,718,210
Georgia : 1.5%
Burke County Development
Authority, Series C (RB) (SAW)
4.12%, 11/01/45 (c) 6,525 6,184,541
Floyd County Development
Authority, Spires at Berry
College Project, Series A (RB)
(SBG)
5.50%, 12/01/28 (c) 1,250 1,239,464
Fulton County Residential
Care Facilities for the Elderly
Authority, Canterbury Court
Project, Series A (RB)
4.00%, 04/01/41 (c) 2,500 2,047,940
Gainesville & Hall County
Hospital Authority (RB)
5.00%, 02/15/45 (c) 3,575 3,666,391
Gainesville and Hall County
Development Authority,
Educational Facilities,
Riverside Military Academy,
Inc. Project (RB) (BAM)
5.00%, 03/01/37 (c) 700 577,603
George L Smith II World
Congress Center Authority,
Series A (RB)
4.00%, 01/01/54 (c) 4,750 4,179,592

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Georgia (continued)
Georgia Local Government,
Grantor Trust, Series A (CP)
(NATL)
4.75%, 06/01/28 $ 416 $ 429,893
Glynn-Brunswick Memorial
Hospital Authority, Southeast
Georgia Health System
Project (RB)
5.00%, 08/01/47 (c) 2,680 2,695,576
Macon-Bibb County Urban
Development Authority,
Academy for Classical
Education, Inc., Series A (RB)
5.75%, 06/15/37 (c) 250 257,292
Main Street Natural Gas, Inc.,
Series C (RB)
4.00%, 08/01/52 (c) (p) 15,000 14,484,834
Marietta Development
Authority, Life University, Inc.
Project, Series A (RB)
5.00%, 11/01/37 (c) 5,000 4,830,780
5.00%, 11/01/47 (c) 1,000 907,021
Municipal Electric Authority of
Georgia, Plant Vogtle Units 3
and 4, Series A (RB)
5.00%, 07/01/60 (c) 375 376,169
White County Development
Authority, Truett McConnell
University Project, Series A
(RB)
5.12%, 10/01/39 (c) 500 452,156
5.25%, 10/01/49 (c) 500 426,279
42,755,531
Guam : 0.9%
Guam Government (GO)
5.00%, 11/15/31 (c) 1,055 1,098,348
Guam Government, Business
Privilege Tax, Series D (RB)
4.00%, 11/15/39 (c) 600 580,252
5.00%, 11/15/35 (c) 1,100 1,119,873
5.00%, 11/15/34 (c) 1,040 1,060,104
5.00%, 11/15/33 (c) 5,805 5,921,707
5.00%, 11/15/39 (c) 1,085 1,098,624
Guam Government, Business
Privilege Tax, Series F (RB)
4.00%, 01/01/36 (c) 1,000 1,012,079
4.00%, 01/01/42 (c) 7,000 6,782,582
Guam Government,
Department of Education,
John F. Kennedy High School
Refunding and Energy
Efficiency Project, Series A
(CP)
4.25%, 02/01/30 500 496,622
5.00%, 02/01/40 (c) 500 505,524
Guam Government, Hotel
Occupancy Tax, Series A (RB)
5.00%, 11/01/30 750 813,003
Par
(000’s) Value
Guam (continued)
Guam Government, Limited
Obligation, Series A (RB)
5.00%, 12/01/46 (c) $ 3,120 $ 3,099,912
5.00%, 12/01/34 (c) 2,290 2,356,907
Guam Power Authority, Series
A (RB)
5.00%, 10/01/40 (c) 500 514,179
26,459,716
Hawaii : 0.2%
Kuakini, Hawaii Health System,
Series A (RB)
6.38%, 07/01/32 (c) 1,645 1,489,954
State of Hawaii, Department of
Budget and Finance, Series
A (RB)
6.25%, 07/01/27 (c) 1,400 1,400,943
6.62%, 07/01/33 (c) 2,085 2,087,359
4,978,256
Idaho : 0.1%
Idaho Falls Auditorium District,
Annual Appropriation
Certificates of Participation
(CP)
5.25%, 05/15/51 (c) 2,000 1,957,254
Idaho Health Facilities
Authority, Madison Memorial
Hospital Project (RB)
3.50%, 09/01/33 (c) 450 411,303
5.00%, 09/01/37 (c) 1,135 1,145,429
Idaho Health Facilities
Authority, Terraces of Boise,
Series A (RB)
3.80%, 10/01/31 (c) 100 84,987
3,598,973
Illinois : 10.0%
Chicago Board of Education
(GO)
5.25%, 12/01/35 (c) 3,000 3,271,830
Chicago Board of Education
(GO) (AGM)
5.00%, 12/01/33 (c) 1,250 1,324,505
Chicago Board of Education,
Series A (GO)
5.00%, 12/01/42 (c) 17,755 17,753,615
5.00%, 12/01/30 (c) 1,265 1,308,378
5.00%, 12/01/33 (c) 250 256,752
5.00%, 12/01/29 1,000 1,055,526
5.00%, 12/01/30 (c) 1,195 1,252,937
5.00%, 12/01/33 (c) 5,100 5,385,319
5.00%, 12/01/37 (c) 3,610 3,741,984
5.00%, 12/01/36 (c) 6,990 7,294,874
5.00%, 12/01/34 (c) 395 416,238
5.00%, 12/01/35 (c) 2,400 2,518,163
5.00%, 12/01/39 (c) 6,000 6,182,369
5.00%, 12/01/40 (c) 6,350 6,518,554
5.00%, 12/01/32 (c) 5,575 5,892,979
5.00%, 12/01/47 (c) 10,000 10,044,404
7.00%, 12/01/26 (c) 5,200 5,480,817
7.00%, 12/01/44 (c) 4,210 4,397,133

Par
(000’s) Value
Illinois (continued)
7.00%, 12/01/46 (c) $ 2,250 $ 2,442,526
Chicago Board of Education,
Series A (GO) (AGM)
5.00%, 12/01/34 (c) 1,250 1,322,478
Chicago Board of Education,
Series A (GO) (AMBAC)
5.50%, 12/01/25 145 148,407
5.50%, 12/01/26 175 180,248
5.50%, 12/01/31 1,285 1,397,565
Chicago Board of Education,
Series A (GO) (NATL)
0.01%, 12/01/27 760 657,124
0.01%, 12/01/28 390 324,025
0.01%, 12/01/30 55 41,916
5.50%, 12/01/26 355 367,463
Chicago Board of Education,
Series B (GO)
4.00%, 12/01/40 (c) 5,000 4,696,254
4.00%, 12/01/39 (c) 5,000 4,763,375
5.00%, 12/01/33 (c) 1,105 1,105,019
5.00%, 12/01/34 (c) 1,680 1,674,382
5.00%, 12/01/27 1,500 1,559,729
5.00%, 12/01/33 (c) 200 209,004
5.00%, 12/01/31 (c) 3,600 3,816,585
6.50%, 12/01/46 (c) 4,000 4,193,966
Chicago Board of Education,
Series C (GO)
5.00%, 12/01/34 (c) 8,805 8,979,511
5.00%, 12/01/27 2,000 2,079,639
5.00%, 12/01/30 (c) 2,000 2,045,065
5.25%, 12/01/39 (c) 12,180 12,136,311
5.25%, 12/01/35 (c) 11,015 11,026,178
6.00%, 12/01/35 (c) 1,160 1,174,281
Chicago Board of Education,
Series C (GO) (AGM)
5.00%, 12/01/30 (c) 500 530,827
Chicago Board of Education,
Series E (GO)
5.12%, 12/01/32 (c) 3,640 3,645,863
Chicago Board of Education,
Series G (GO)
5.00%, 12/01/44 (c) 3,000 3,014,797
Chicago Board of Education,
Series H (GO)
5.00%, 12/01/46 (c) 12,710 12,732,597
5.00%, 12/01/36 (c) 9,730 9,848,276
Chicago O'Hare International
Airport, Series A (RB) (AGM)
5.25%, 01/01/45 (c) 3,000 3,240,863
Chicago School Reform Board
of Trustees, Series A (GO)
(NATL)
0.01%, 12/01/25 355 331,302
0.01%, 12/01/29 1,460 1,164,383
Chicago School Reform Board
of Trustees, Series B-1 (GO)
(NATL)
0.00%, 12/01/28 ^ 690 573,276
0.00%, 12/01/29 ^ 645 514,402
Par
(000’s) Value
Illinois (continued)
0.01%, 12/01/25 $ 1,650 $ 1,539,853
0.01%, 12/01/26 1,630 1,464,852
0.01%, 12/01/27 1,030 890,576
0.01%, 12/01/31 520 379,125
Chicago Transit Authority,
Federal Transit
Administration Section 5307
Urbanized Area Formula (RB)
5.00%, 06/01/26 100 103,638
City of Chicago, City Colleges
(GO) (NATL)
0.00%, 01/01/30 ^ 420 333,193
0.01%, 01/01/28 345 305,300
0.01%, 01/01/33 985 684,822
0.01%, 01/01/34 760 505,128
City of Chicago, Neighborhoods
Alive 21 Program, Series B
(GO)
5.00%, 01/01/25 235 237,713
City of Chicago, Series A (GO)
5.00%, 01/01/27 725 756,614
5.00%, 01/01/27 200 208,721
5.00%, 01/01/27 275 292,620
5.00%, 01/01/33 (c) 3,000 3,278,317
5.00%, 01/01/34 (c) 3,000 3,276,251
5.00%, 01/01/32 (c) 1,500 1,640,089
5.50%, 01/01/49 (c) 3,000 3,094,892
5.50%, 01/01/41 (c) 1,000 1,063,841
6.00%, 01/01/38 (c) 5,000 5,238,515
City of Chicago, Series A (GO)
(NATL)
0.00%, 01/01/29 ^ 140 115,471
City of Chicago, Series A (GO)
(SAW)
5.00%, 01/01/29 2,775 2,971,550
City of Chicago, Series C (GO)
0.00%, 01/01/32 ^ 195 140,701
5.00%, 01/01/27 (c) 250 255,183
5.00%, 01/01/26 380 390,026
City of Chicago, Series D (GO)
5.50%, 01/01/40 (c) 5,000 5,030,654
City of Chicago, Series F (GO)
5.50%, 01/01/42 (c) 1,175 1,181,122
City of Chicago, Water Revenue,
Second Lien (RB) (AMBAC)
5.75%, 11/01/30 880 958,031
City of Harvey, Series A (GO)
4.50%, 01/01/54 4,659 3,702,956
Cook County, Illinois, Series B
(GO)
4.00%, 11/15/26 1,200 1,237,129
Illinois Finance Authority (RB)
7.38%, 09/01/42 (c) (p) 2,500 2,678,018

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Illinois (continued)
Illinois Finance Authority
Student Housing and
Academic Facility, CHF -
Chicago, L.L.C. - University
of Illinois at Chicago Project,
Series A (RB)
5.00%, 02/15/47 (c) $ 4,125 $ 4,020,287
Illinois Finance Authority, Acero
Charter Schools, Inc. (RB)
4.00%, 10/01/42 (c) 1,000 823,223
Illinois Finance Authority,
Admiral Lake Project (RB)
5.12%, 05/15/38 (c) 390 340,213
Illinois Finance Authority,
Central Baptist Village (RB)
5.38%, 11/15/39 (c) 35 33,682
Illinois Finance Authority, CHF
- Cook, LLC - Northeastern
Illinois University Project,
Series A (RB)
5.00%, 07/01/30 (c) 1,000 967,991
Illinois Finance Authority,
Friendship Village of
Schaumburg (RB)
5.00%, 02/15/27 (d) * 3,000 810,000
5.00%, 02/15/37 (c) (d) * 6,500 1,755,000
5.12%, 02/15/45 (c) (d) * 6,130 1,655,100
Illinois Finance Authority,
Greenfields of Geneva Project
(RB)
7.10%, 11/01/52 (c) 100 84,325
Illinois Finance Authority,
Illinois Institute of Technology
(RB)
5.00%, 09/01/40 (c) 175 162,318
Illinois Finance Authority,
Intrinsic School Project,
Series A (RB)
6.00%, 12/01/45 (c) 500 501,665
Illinois Finance Authority,
Lutheran Life Communities
Obligated Group, Series A
(RB)
5.00%, 11/01/35 (c) 5 4,674
5.00%, 11/01/30 (c) 250 242,327
5.00%, 11/01/29 (c) 500 487,781
Illinois Finance Authority, OSF
Healthcare System, Series A
(RB)
5.00%, 11/15/35 (c) 1,125 1,143,695
Illinois Finance Authority,
Roosevelt University (RB)
5.50%, 04/01/32 (c) 475 462,189
Illinois Sports Facilities
Authority (RB)
5.00%, 06/15/28 1,000 1,039,398
5.00%, 06/15/29 1,000 1,050,895
5.00%, 06/15/30 (c) 3,055 3,211,127
Par
(000’s) Value
Illinois (continued)
Illinois Sports Facilities
Authority (RB) (AGM)
5.00%, 06/15/27 (c) $ 3,000 $ 3,008,658
Illinois Sports Facilities
Authority (RB) (AMBAC)
0.00%, 06/15/26 ^ 690 624,330
Illinois State, Series A (GO)
5.00%, 12/01/31 (c) 500 532,259
5.00%, 05/01/43 (c) 500 518,830
Metropolitan Pier & Exposition
Authority (RB)
0.00%, 12/15/50 ^ 35,755 9,627,874
Metropolitan Pier & Exposition
Authority (RB) (NATL)
0.00%, 12/15/33 ^ 1,500 1,049,403
Metropolitan Pier and
Exposition Authority, Illinois
McCormick Place Expansion
Project, Series B (RB)
5.00%, 12/15/40 (c) 1,000 1,017,507
Metropolitan Pier and
Exposition Authority,
McCormick Place Expansion
Project, Series A (RB)
3.00%, 06/15/25 (c) 2,000 1,976,351
5.00%, 06/15/50 (c) 3,000 3,097,853
Metropolitan Pier and
Exposition Authority,
McCormick Place Expansion
Project, Series A (RB) (NATL)
0.00%, 12/15/34 ^ 590 396,535
0.00%, 06/15/31 ^ 125 96,155
0.00%, 06/15/34 ^ 190 130,316
0.00%, 06/15/39 ^ 115 61,273
0.01%, 12/15/30 475 372,063
0.01%, 06/15/30 745 594,191
Northeastern Illinois University,
Capital Improvement Project
(CP)
4.00%, 10/01/38 (c) 585 471,912
Northern Illinois Municipal
Power Agent Power Project,
Prairie State Project, Series
A (RB)
4.00%, 12/01/31 (c) 2,000 2,030,725
State of Illinois (GO)
3.50%, 06/01/31 (c) 175 174,078
4.00%, 01/01/31 (c) 610 616,470
4.00%, 06/01/37 (c) 460 459,506
4.00%, 06/01/34 (c) 360 361,845
4.00%, 06/01/35 (c) 270 270,641
4.12%, 11/01/31 (c) 600 609,816
5.00%, 11/01/24 200 202,335
5.00%, 02/01/27 500 526,169
5.00%, 02/01/27 (c) 350 350,446
5.00%, 02/01/26 (c) 375 375,488
5.00%, 05/01/34 (c) 175 175,446
5.00%, 05/01/35 (c) 100 100,236
5.00%, 06/01/26 125 130,061

Par
(000’s) Value
Illinois (continued)
State of Illinois (RB)
3.00%, 06/15/31 (c) $ 100 $ 95,807
State of Illinois, Series A (GO)
5.00%, 10/01/28 500 541,258
5.00%, 11/01/28 5 5,425
5.00%, 12/01/34 (c) 100 105,691
5.00%, 03/01/46 (c) 4,865 5,152,374
5.00%, 05/01/41 (c) 365 379,758
State of Illinois, Series D (GO)
5.00%, 11/01/25 250 257,510
Upper Illinois River Valley
Development Authority, Elgin
Math and Science Academy
Charter School Project, Series
A (RB)
6.00%, 03/01/63 (c) 1,000 988,048
Village of Bolingbrook, Special
Service Area No. 1 (ST)
5.25%, 03/01/41 (c) 500 475,716
Village of Bridgeview (GO)
5.00%, 12/01/42 (c) 360 337,855
Will County Community High
School District No. 210, Series
B (GO)
0.00%, 01/01/29 ^ 90 75,023
0.00%, 01/01/31 ^ 245 189,014
0.00%, 01/01/33 ^ 540 382,723
287,729,779
Indiana : 1.0%
City of Anderson, Indiana
Economic Development,
Anderson University (RB)
4.75%, 10/01/27 (c) 175 166,617
Indiana Finance Authority
Educational Facilities,
Earlham College Project,
Series A (RB)
5.00%, 10/01/32 (c) 150 150,082
Indiana Finance Authority
Midwestern Disaster Relief,
Ohio Valley Electric Corp.
Project, Series C (RB)
3.00%, 11/01/30 1,500 1,402,169
Indiana Finance Authority,
Baptist Healthcare System,
Series A (RB)
5.00%, 08/15/51 (c) 4,000 4,052,134
Indiana Finance Authority, Ohio
Valley Electric Corp. Project,
Series A (RB)
4.25%, 11/01/30 7,000 7,054,286
Indiana Finance Authority, Ohio
Valley Electric Corp. Project,
Series B (RB)
3.00%, 11/01/30 5,000 4,673,896
Indiana Finance Authority,
United States Steel Corp.
Project, Series A (RB)
4.12%, 12/01/26 5,500 5,488,835
Par
(000’s) Value
Indiana (continued)
Indianapolis Local Public
Improvement Bond Bank (RB)
5.75%, 03/01/43 (c) $ 2,340 $ 2,557,145
6.00%, 03/01/53 (c) 1,000 1,083,034
6.12%, 03/01/57 (c) 3,135 3,404,908
30,033,106
Iowa : 0.9%
City of Coralville, Marriott Hotel
and Convention Center,
Series E (CP)
4.00%, 06/01/29 (c) 1,025 994,020
Iowa Finance Authority,
Lifespace Communities, Inc.,
Series A (RB)
5.00%, 05/15/43 (c) 655 537,206
5.00%, 05/15/48 (c) 4,000 3,114,097
Iowa Finance Authority,
Midwestern Disaster Area,
Alcoa Inc. Project (RB)
4.75%, 08/01/42 (c) 14,000 13,763,160
Iowa Finance Authority,
Midwestern Disaster Area,
Iowa Fertilizer Co. Project,
Series A (RB)
5.00%, 12/01/50 (c) (p) 5,105 5,364,967
Iowa Higher Education Loan
Authority, Wartburg College
Project (RB)
4.00%, 10/01/25 1,170 1,142,747
5.00%, 10/01/37 (c) 2,115 1,945,422
26,861,619
Kansas : 0.3%
City of Hutchinson, Regional
Medical Center, Inc. (RB)
5.00%, 12/01/41 (c) 250 232,313
City of Lenexa, Kansas Health
Care Facility, Lakeview Village,
Inc., Series A (RB)
5.00%, 05/15/43 (c) 1,000 952,352
City of Manhattan, Kansas
Health Care Facilities
Authority, Meadowlark Hills
Retirement Community,
Series A (RB)
4.00%, 06/01/46 (c) 3,000 2,376,180
City of Manhattan, Kansas
Sales Tax, Downtown
Redevelopment Star Project
Area (RB)
4.00%, 06/01/27 (c) 500 500,110
City of Wichita, Health Care
Facilities, Series I (RB)
5.00%, 05/15/38 (c) 1,355 1,093,625
City of Wichita, Health Care
Facilities, Series III (RB)
5.00%, 05/15/34 (c) 250 219,594
5.00%, 05/15/50 (c) 500 340,752

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Kansas (continued)
Manhattan Kansas Health Care
Facilities, Meadowlark Hills,
Series A (RB)
4.00%, 06/01/36 (c) $ 1,000 $ 914,779
Topeka Kansas Health Care
Facilities, Brewster Place,
Series A (RB)
6.25%, 12/01/42 (c) 1,000 1,008,662
6.50%, 12/01/52 (c) 1,000 1,008,564
8,646,931
Kentucky : 0.8%
Christian County School District
Finance Corp. (RB) (AGM)
4.50%, 10/01/48 (c) 1,000 1,047,541
Christian County, Jennie Stuart
Medical Center (RB)
5.38%, 02/01/36 (c) 100 102,738
City of Henderson, Kentucky
Exempt Facilities, Pratt Paper,
LLC Project, Series A (RB)
4.45%, 01/01/42 (c) 2,250 2,190,282
Kentucky Economic
Development Finance
Authority Hospital, Series A
(RB)
5.00%, 06/01/45 (c) 1,720 1,734,921
5.00%, 06/01/31 (c) 1,315 1,356,732
Kentucky Economic
Development Finance
Authority, Louisville Arena
Authority, Inc., Series A (RB)
(AGM)
5.00%, 12/01/47 (c) 760 760,244
Kentucky Economic
Development Finance
Authority, Louisville Arena
Project, Series A (RB) (AGM)
5.00%, 12/01/45 (c) 4,655 4,845,400
Kentucky Economic
Development Finance
Authority, Masonic Home
Independent Living II, Inc.,
Series A (RB)
5.00%, 05/15/46 (c) 250 189,375
5.00%, 05/15/31 (c) 2,545 2,344,014
5.00%, 05/15/36 (c) 350 301,205
Kentucky Economic
Development Finance
Authority, Masonic Homes of
Kentucky, Inc. (RB)
5.38%, 11/15/32 (c) 400 366,680
5.50%, 11/15/45 (c) 250 198,961
Kentucky Economic
Development Finance
Authority, Owensboro Health
System, Inc., Series A (RB)
5.00%, 06/01/26 175 178,294
5.00%, 06/01/41 (c) 990 1,002,242
5.25%, 06/01/41 (c) 750 767,326
Par
(000’s) Value
Kentucky (continued)
Kentucky Economic
Development Finance
Authority, Owensboro Health
System, Inc., Series B (RB)
5.00%, 06/01/40 (c) $ 500 $ 507,222
Louisville & Jefferson County,
UOFL Health Project, Series A
(RB) (AGM)
5.00%, 05/15/47 (c) 3,170 3,337,216
Paducah Electric Plant Board,
Series A (RB) (AGM)
5.00%, 10/01/29 (c) 1,045 1,096,304
22,326,697
Louisiana : 1.8%
Calcasieu Parish Memorial
Hospital Service District (RB)
5.00%, 12/01/39 (c) 3,800 3,458,701
City of Shreveport, Water and
Sewer Revenue, Series C (RB)
(BAM)
5.00%, 12/01/25 100 103,532
Louisiana Local Government
Environmental Facilities and
Community Development
Authority Student Housing,
Provident Group ULM
Properties LLC, Series A (RB)
5.00%, 07/01/39 (c) 500 430,257
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, CDF Healthcare of
Louisiana, LLC Project, Series
A (RB)
5.62%, 06/01/45 (c) 925 777,009
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, City of New
Orleans Gomesa Project (RB)
4.00%, 11/01/46 (c) 2,850 2,518,267
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Jefferson Parish
Gomesa Project (RB) (NATL)
4.00%, 11/01/44 (c) 1,900 1,690,105
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Parc Fontaine
Apartments, Series A (RB)
4.25%, 12/01/35 (c) 175 127,879
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, University of
Louisiana at Monroe Project,
Series A (RB)
5.00%, 07/01/54 (c) 500 389,138

Par
(000’s) Value
Louisiana (continued)
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Westlake Chemical
Corp. Project (RB)
3.50%, 11/01/32 (c) $ 5,745 $ 5,497,589
Louisiana Public Facilities
Authority, Loyola University
Project, (RB)
5.25%, 10/01/46 (c) 1,500 1,629,264
Louisiana Public Facilities
Authority, Solid Waste
Disposal , Louisiana Pellets,
Inc. Project, Series A (RB)
7.50%, 07/01/23 (d) * 2,259 23
Louisiana Public Facilities
Authority, Solid Waste
Disposal Revenue, Louisiana
Pellets, Inc. Project (RB)
7.75%, 07/01/39 (c) (d) * 1,647 16
Louisiana Public Facilities
Authority, Solid Waste
Disposal Revenue, Louisiana
Pellets, Inc. Project, Series A
(RB)
8.38%, 07/01/39 (c) (d) * 1,389 14
Louisiana Stadium and
Exposition District, Series A
(RB)
5.00%, 07/01/48 (c) 5,000 5,451,987
New Orleans Aviation Board,
North Terminal Project,
Series A (RB)
5.00%, 01/01/40 (c) 2,160 2,168,982
Parish of St James, Nustar
Logistics, LP Project (RB)
5.85%, 08/01/41 (p) 750 765,119
6.35%, 07/01/40 (c) 11,355 12,389,216
Parish of St James, Nustar
Logistics, LP Project, Series
A (RB)
6.35%, 10/01/40 (c) 6,000 6,546,481
Parish of St John the Baptist
LA (RB)
2.20%, 06/01/37 (p) 6,500 6,167,209
Tangipahoa Parish, Louisiana
Hospital Service, District
No.1, North Oaks Health
System Project (RB)
4.00%, 02/01/37 (c) 1,530 1,544,975
51,655,763
Maine : 0.3%
Maine Health & Higher
Educational Facilities
Authority (RB) (AGM)
4.75%, 07/01/53 (c) 1,500 1,547,598
Par
(000’s) Value
Maine (continued)
Maine Health and Higher
Educational Facilities
Authority, Eastern Maine
Medical Center Obligated
Group Issue, Series A (RB)
4.00%, 07/01/46 (c) $ 1,695 $ 1,457,157
5.00%, 07/01/41 (c) 1,000 1,000,332
5.00%, 07/01/46 (c) 5,345 4,985,058
8,990,145
Maryland : 1.7%
Baltimore Maryland, Special
Obligation, Harbor Point
Project (RB)
5.00%, 06/01/51 (c) 1,000 1,004,086
City of Baltimore, Convention
Center Hotel (RB)
5.00%, 09/01/42 (c) 2,250 2,181,283
5.00%, 09/01/39 (c) 1,000 993,686
5.00%, 09/01/30 (c) 1,000 1,002,078
5.00%, 09/01/46 (c) 2,000 1,884,477
City of Baltimore, East
Baltimore Research Park
Project, Series A (RB)
5.00%, 09/01/38 (c) 500 504,384
City of Baltimore, Harbor Point
Project (RB)
5.12%, 06/01/43 (c) 250 250,820
County of Frederick, Maryland
Educational Facilities
Project, Mount Saunt Mary's
University, Series A (RB)
5.00%, 09/01/37 (c) 1,000 994,116
Frederick County Maryland,
Urban Community
Development Authority,
Series A (ST)
4.00%, 07/01/50 (c) 1,995 1,803,856
Frederick County, Education
Facilities Project, Series A (RB)
5.00%, 09/01/45 (c) 6,470 6,087,255
Frederick County, Maryland
Educational Facilities
Project, Mount Saint Mary's
University, Series A (RB)
5.00%, 09/01/32 (c) 2,000 2,012,283
Frederick County, Maryland,
Jefferson Technology Park
Project, Series B (TA)
4.62%, 07/01/43 (c) 1,900 1,866,430
Howard County, Series A (TA)
4.50%, 02/15/47 (c) 2,500 2,343,435
Maryland Economic
Development Corp. (RB)
5.25%, 06/30/55 (c) 2,000 2,050,961
Maryland Economic
Development Corp., CNX
Marine Terminal, Inc. Port of
Baltimore Facility (RB)
5.75%, 09/01/25 (c) 6,785 6,813,675

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Maryland (continued)
Maryland Economic
Development Corp., Metro
Centre at Owings Mills
Project (TA)
3.75%, 07/01/27 (c) $ 100 $ 98,612
4.38%, 07/01/36 (c) 470 465,251
4.50%, 07/01/44 (c) 530 507,080
Maryland Economic
Development Corp., Port
Covington Project (TA)
4.00%, 09/01/40 (c) 2,250 2,094,210
4.00%, 09/01/50 (c) 3,250 2,772,257
Maryland Economic
Development Corp., Purple
Line Light Rail Project, Series
B (RB)
5.25%, 06/30/47 (c) 5,000 5,168,888
5.25%, 06/30/52 (c) 1,085 1,115,019
Maryland Health and Higher
Educational Facilities
Authority, Mercy Medical
Center, Series A (RB)
4.00%, 07/01/42 (c) 400 377,564
5.00%, 07/01/38 (c) 250 255,114
Maryland Health and Higher
Educational Facilities
Authority, Meritus Medical
Center (RB)
4.00%, 07/01/30 (c) 210 210,843
4.25%, 07/01/35 (c) 145 145,538
5.00%, 07/01/33 (c) 625 638,338
5.00%, 07/01/45 (c) 1,500 1,510,886
5.00%, 07/01/40 (c) 500 504,881
Prince George County,
Collington Episcopal Life Care
Community, Inc. (RB)
5.25%, 04/01/37 (c) 1,000 970,345
Prince George's County,
Suitland-Naylor Road Project
(TA)
4.75%, 07/01/36 (c) 500 503,145
49,130,796
Massachusetts : 1.5%
Collegiate Charter School of
Lowell (RB)
5.00%, 06/15/39 (c) 365 361,121
Commonwealth of
Massachusetts (RB) (BAM-
TCRS NATL)
5.50%, 01/01/34 1,420 1,708,516
Massachusetts Development
Finance Agency (RB)
5.00%, 07/01/34 (c) 1,120 1,163,664
Massachusetts Development
Finance Agency, Boston
Medical Center Issue , Series
D (RB)
4.00%, 07/01/45 (c) 535 492,006
Par
(000’s) Value
Massachusetts (continued)
Massachusetts Development
Finance Agency, Boston
Medical Center Issue, Series
D (RB)
5.00%, 07/01/44 (c) $ 2,120 $ 2,122,907
Massachusetts Development
Finance Agency, Boston
Medical Center Issue, Series
G (RB)
5.25%, 07/01/52 (c) 5,435 5,903,436
Massachusetts Development
Finance Agency, Boston
Student Housing Project (RB)
5.00%, 10/01/48 (c) 1,000 1,000,179
Massachusetts Development
Finance Agency, Emerson
College (RB)
5.00%, 01/01/35 (c) 500 505,318
Massachusetts Development
Finance Agency, Emmanuel
College, Series A (RB)
5.00%, 10/01/43 (c) 1,035 1,042,532
Massachusetts Development
Finance Agency, Lasell
University (RB)
4.00%, 07/01/45 (c) 2,400 1,992,500
Massachusetts Development
Finance Agency, Lawrence
General Hospital (RB)
5.00%, 07/01/34 (c) 1,000 904,597
Massachusetts Development
Finance Agency, Lawrence
General Hospital, Series A
(RB)
5.25%, 07/01/34 (c) 350 323,229
Massachusetts Development
Finance Agency, Linden
Ponds, Inc. Facility (RB)
5.00%, 11/15/38 (c) 500 520,198
5.12%, 11/15/46 (c) 500 516,824
Massachusetts Development
Finance Agency, Newbridge
on the Charles, Inc. (RB)
4.00%, 10/01/32 (c) 1,000 966,494
4.12%, 10/01/42 (c) 2,500 2,192,171
5.00%, 10/01/47 (c) 1,400 1,358,327
5.00%, 10/01/57 (c) 14,550 13,586,495
Massachusetts Development
Finance Agency, South Shore
Hospital Issue, Series I (RB)
4.00%, 07/01/36 (c) 1,500 1,464,434
Massachusetts Development
Finance Agency, Springfield
College Issue, Series A (RB)
(AGM)
4.00%, 06/01/56 (c) 5 4,142

Par
(000’s) Value
Massachusetts (continued)
Massachusetts Development
Finance Agency, UMass
Boston Student Housing
Project (RB)
5.00%, 10/01/41 (c) $ 1,930 $ 1,943,256
Massachusetts Development
Finance Agency, UMass
Dartmouth Student Housing
Project (RB)
5.00%, 10/01/48 (c) 1,000 969,608
Massachusetts Development
Finance Agency, UMass
Memorial Health Care
Obligated Group Issue, Series
I (RB)
5.00%, 07/01/46 (c) 510 516,714
5.00%, 07/01/29 (c) 190 196,800
Massachusetts State
Development Finance
Agency, Wellforce Issue,
Series A (RB)
5.00%, 07/01/33 (c) 1,250 1,285,780
43,041,248
Michigan : 0.6%
Calhoun County Hospital
Finance Authority, Oaklawn
Hospital (RB)
5.00%, 02/15/41 (c) 290 289,883
City of Detroit, Michigan
Unlimited Tax (GO)
5.50%, 04/01/45 (c) 250 263,265
City of Detroit, Michigan
Unlimited Tax, Series A (GO)
5.00%, 04/01/46 (c) 135 138,030
5.00%, 04/01/50 (c) 1,475 1,498,592
Detroit Service Learning
Academy, Public School
Academy (RB) (AGM)
4.00%, 07/01/41 (c) 1,000 829,316
Flint Michigan Hospital Building
Authority, Hurley Medical
Center (RB)
4.00%, 07/01/41 (c) 500 447,496
Flint Michigan Hospital Building
Authority, Series B (RB)
4.75%, 07/01/28 (c) 395 389,150
Ivywood Classical Academy (RB)
6.25%, 01/01/59 (c) 1,000 993,604
Michigan Finance Authority,
Presbyterian Villages of
Michigan (RB)
5.25%, 11/15/35 (c) 250 238,971
5.50%, 11/15/45 (c) 300 270,424
Michigan Finance Authority,
Public Lighting Authority
Local Project, Series B (RB)
5.00%, 07/01/44 (c) 3,575 3,582,197
5.00%, 07/01/39 (c) 215 215,623
Par
(000’s) Value
Michigan (continued)
Michigan Finance Authority,
Thomas M. Cooley Law
School Project (RB)
5.00%, 07/01/34 (c) $ 795 $ 798,994
Michigan Finance Authority,
Tobacco Settlement Bonds,
Series B-2 (RB)
0.01%, 06/01/65 (c) 15,500 1,720,497
Michigan State Building
Authority, Series F (RB)
4.00%, 10/01/24 100 100,217
Michigan Strategic Fund,
Evangelical Homes Project
(RB)
5.25%, 06/01/32 (c) 1,000 962,706
5.50%, 06/01/47 (c) 1,900 1,626,680
Michigan Strategic Fund, I-75
Improvement Project (RB)
5.00%, 12/31/32 (c) 700 741,505
5.00%, 06/30/48 (c) 1,250 1,277,106
5.00%, 06/30/31 (c) 600 635,778
Michigan Tobacco Settlement
Finance Authority, Series B
(RB)
0.01%, 06/01/52 (c) 260 33,184
Summit Academy North,
Michigan Public School (RB)
4.00%, 11/01/41 (c) 1,000 842,382
17,895,600
Minnesota : 0.8%
Chippewa County, Chippewa
County-Montevideo Hospital
Project (RB)
4.00%, 03/01/37 (c) 135 130,598
City of Anoka, Homestead at
Anoka, Inc. Project (RB)
4.25%, 11/01/27 (c) 405 389,493
City of Brooklyn Park, Charter
School, Athlos Leadership
Academy Project, Series A
(RB)
5.50%, 07/01/40 (c) 245 220,712
5.50%, 07/01/35 (c) 250 238,373
City of Crookston, Health Care
Facilities, Riverview Health
Project (RB)
5.00%, 05/01/34 (c) 3,000 2,518,216
City of Deephaven, Charter
School, Eagle Ridge Academy
Project, Series A (RB)
5.25%, 07/01/40 (c) 500 501,595
5.50%, 07/01/50 (c) 2,860 2,864,080
City of Forest Lake,
International Language
Academy, Series A (RB) (SAW)
5.38%, 08/01/50 (c) 500 486,577
City of Maple Grove, Minnesota
Health Care Facilities (RB)
3.38%, 05/01/33 (c) 115 110,316

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Minnesota (continued)
City of St. Louis Park, Place Via
Sol Project (RB) (AMBAC)
6.00%, 07/01/53 (d) (p) * $ 2,000 $ 1,060,000
City of St. Paul, Housing and
Redevelopment Authority,
Series A (RB)
4.00%, 07/01/35 (c) 1,000 1,001,400
5.75%, 09/01/46 (c) 325 326,913
Duluth Economic Development
Authority (RB)
4.00%, 07/01/41 (c) 2,255 1,777,940
Housing & Redevelopment
Authority of The City of St
Paul Minnesota (RB)
4.00%, 11/15/43 (c) 2,000 1,866,421
Minneapolis Minnesota Heath
Care System, Fairview Health
Services, Series A (RB)
5.00%, 11/15/49 (c) 2,000 2,007,025
Minnesota Higher Education
Facilities Authority, Augsburg
College, Series A (RB)
5.00%, 05/01/46 (c) 3,730 3,415,972
Minnesota Higher Education
Facilities Authority, Augsburg
College, Series B (RB)
4.25%, 05/01/40 (c) 940 789,695
Minnesota Higher Education
Facilities Authority, Bethel
University (RB)
5.00%, 05/01/47 (c) 2,000 1,832,742
Rochester Minnesota Health
Care and Housing, Samaritan
Bethany, Inc., Project, Series
A (RB)
5.00%, 08/01/48 (c) 1,075 865,285
Township of Baytown, St. Croix
Preparatory Academy Project,
Series A (RB)
4.00%, 08/01/36 (c) 250 226,756
Woodbury, Minnesota Charter
School Lease, Woodbury
Leadership Academy Project,
Series A (RB)
4.00%, 07/01/56 (c) 1,150 809,270
23,439,379
Mississippi : 0.3%
Mississippi Development Bank,
Magnolia Regional Health
Center Project (RB)
4.00%, 10/01/41 (c) 3,500 3,016,879
5.00%, 10/01/32 (c) 1,530 1,603,386
Mississippi Hospital Equipment
and Facilities Authority,
Baptist Memorial Health
Corp., Series A (RB)
5.00%, 09/01/41 (c) 3,000 3,048,963
7,669,228
Par
(000’s) Value
Missouri : 0.8%
Boone County, Boone Hospital
Center (RB)
3.00%, 08/01/34 (c) $ 410 $ 289,144
4.00%, 08/01/38 (c) 565 399,642
City of Liberty, Liberty
Commons Project, Series A
(TA)
5.75%, 06/01/35 (c) 500 479,278
City of Nevada, Regional
Medical Center (RB) (ACA)
4.30%, 10/01/26 (c) 40 39,740
City of St. Louis, Industrial
Development Authority,
Ballpark Village Development
Project, Series A (RB)
4.38%, 11/15/35 (c) 250 206,577
Health & Educational Facilities
Authority of the State of
Missouri (RB)
4.00%, 11/15/42 (c) 1,150 1,138,076
Health and Educational
Facilities Authority, Lutheran
Senior Services Projects,
Series C (RB)
4.00%, 02/01/42 (c) 475 408,398
I-470 Western Gateway
Transportation Development
District, Series A (RB)
5.25%, 12/01/48 (c) 1,100 1,103,081
Kansas City Industrial
Development Authority,
Methodist Retire Home,
Series B (RB)
5.00%, 11/15/46 5,352 3,823,941
Kirkwood Industrial
Development Authority,
Missouri Retirement
Community, Series A (RB)
5.25%, 05/15/50 (c) 4,000 3,069,635
5.25%, 05/15/37 (c) 1,500 1,294,999
Lees Summit Industrial
Development Authority, John
Knox Village, Series A (RB)
5.00%, 08/15/36 (c) 1,550 1,447,121
5.00%, 08/15/32 (c) 2,430 2,354,482
5.00%, 08/15/42 (c) 2,000 1,757,700
Missouri State Health and
Educational Facilities
Authority, Lutheran Senior
Services Project, Series A (RB)
5.00%, 02/01/42 (c) 3,000 2,926,992
St. Joseph Industrial
Development Authority,
Missouri Healthcare, Series
A (RB)
5.00%, 01/01/50 (c) 1,000 739,534

Par
(000’s) Value
Missouri (continued)
St. Louis County, Industrial
Development Authority,
Friendship Village St. Louis,
Series A (RB)
5.00%, 09/01/38 (c) $ 500 $ 488,846
St. Louis County, Industrial
Development Authority, St.
Andrew's Resources, Series
A (RB)
5.00%, 12/01/35 (c) 150 143,781
University City of Missouri
Industrial Development
Authority of University City,
Missouri, Series A (RB)
4.88%, 06/15/36 (c) 1,000 1,024,815
23,135,782
Montana : 0.2%
City of Forsyth, Rosebud
County, Montana Pollution
Control, Series A (RB)
3.90%, 03/01/31 (c) 2,000 1,973,242
Montana Facility Finance
Authority, Bozeman
Deaconess Health Services,
Series A (RB)
4.00%, 06/01/45 (c) 415 394,662
Montana Facility Finance
Authority, Health Care
Facilities, Children's Home &
Hospital Project, Series A (RB)
4.00%, 07/01/50 (c) 1,970 1,607,336
Montana Facility Finance
Authority, Kalispell Regional
Medical Center, Series B (RB)
4.12%, 07/01/38 (c) 500 492,780
5.00%, 07/01/48 (c) 1,270 1,287,203
5,755,223
Nebraska : 0.1%
Central Plains Energy Project,
Gas Project Crossover No. 3,
Series A (RB)
5.00%, 09/01/34 1,000 1,089,351
5.00%, 09/01/36 500 540,905
Central Plains Energy Project,
Series G (RB)
5.00%, 05/01/53 (c) (p) 235 246,890
1,877,146
Nevada : 0.3%
City of Las Vegas, Special
Improvement District No.
814 (SA)
4.00%, 06/01/49 (c) 530 432,968
4.00%, 06/01/44 (c) 230 196,340
City of Reno, Tax Increment
Senior Lien, Series C (TA)
5.40%, 06/01/27 (c) 965 960,306
Clark County School District,
Series A (GO)
5.00%, 06/15/26 2,000 2,096,573
Par
(000’s) Value
Nevada (continued)
Clark County, Special
Improvement District No.
159 (SA)
5.00%, 08/01/35 (c) $ 165 $ 166,752
Director of the State of Nevada
Department of Business and
Industry, Brightline West
Passenger Rail Project, Series
A-3 (RB)
8.12%, 01/01/50 (c) (p) 1,000 1,012,717
Henderson Local Improvement
District No. T-18 (SA)
4.00%, 09/01/35 (c) 615 571,247
North Las Vegas, Special
Improvement District No. 64
(SA)
4.62%, 06/01/49 (c) 225 215,611
North Las Vegas, Special
Improvement District No. 64
(SA) (SAW)
4.62%, 06/01/43 (c) 470 461,376
State of Nevada, Department
of Business and Industry,
Somerset Academy, Series
A (RB)
5.00%, 12/15/35 (c) 2,000 2,006,248
5.00%, 12/15/38 (c) 400 393,387
5.00%, 12/15/48 (c) 500 461,213
5.12%, 12/15/45 (c) 1,000 959,933
9,934,671
New Hampshire : 0.3%
National Finance Authority,
Ascentria Care Alliance
Project (RB)
5.00%, 07/01/51 (c) 1,220 972,748
5.00%, 07/01/56 (c) 2,000 1,558,836
National Finance Authority,
New Hampshire Resource
Recovery, Covanta Project,
Series C (RB)
4.88%, 11/01/42 (c) 3,375 3,020,732
National Finance Authority,
New Hampshire,
Presbyterian Senior Living
Project, Series A (RB)
5.25%, 07/01/48 (c) 1,000 1,030,806
National Finance Authority,
Springpoints Living Project
(RB)
4.00%, 01/01/41 (c) 1,000 831,322
National Finance Authority, The
Vista Project, Series A (RB)
5.62%, 07/01/46 (c) 2,600 2,376,105
New Hampshire Health and
Education Facilities Authority,
Hillside Village, Series A (RB)
6.12%, 07/01/52 (c) (d) * 808 16,155
6.12%, 07/01/37 (c) (d) * 1,212 24,232

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New Hampshire (continued)
6.25%, 07/01/42 (c) (d) * $ 404 $ 8,078
9,839,014
New Jersey : 2.8%
Casino Reinvestment
Development Authority (RB)
5.25%, 11/01/44 (c) 8,450 8,491,410
Casino Reinvestment
Development Authority,
Luxury Tax (RB)
5.25%, 11/01/39 (c) 1,410 1,419,973
City of Atlantic City, New Jersey
Tax Appeal (GO)
5.00%, 12/01/24 (c) 65 64,907
New Jersey Economic
Development Authority,
Bancroft Neurohealth
Project, Series A (RB)
5.00%, 06/01/36 (c) 470 447,908
New Jersey Economic
Development Authority,
Continental Airlines, Inc.
Project (RB)
5.25%, 09/15/29 (c) 1,645 1,648,449
5.50%, 06/01/33 (c) 60 60,653
5.62%, 11/15/30 (c) 2,035 2,056,431
5.62%, 11/15/30 (c) 285 288,001
5.75%, 09/15/27 (c) 725 725,398
New Jersey Economic
Development Authority,
Kapkowski Road Landfill
Reclamation Improvement
District Project (SA)
5.75%, 04/01/31 55 55,437
New Jersey Economic
Development Authority, Lions
Gate Project (RB)
4.88%, 01/01/29 (c) 655 644,466
5.00%, 01/01/34 (c) 500 492,307
New Jersey Economic
Development Authority,
Motor Vehicle Surcharges,
Series A (RB)
4.00%, 07/01/32 (c) 1,640 1,668,860
4.00%, 07/01/34 (c) 2,000 2,022,793
5.00%, 07/01/33 (c) 4,640 4,820,176
New Jersey Economic
Development Authority,
Motor Vehicle Surcharges,
Series A (RB) (BAM)
5.00%, 07/01/28 (c) 2,500 2,652,009
New Jersey Economic
Development Authority,
Motor Vehicle Surcharges,
Series B (RB) (XLCA)
0.00%, 07/01/26 ^ 515 472,952
Par
(000’s) Value
New Jersey (continued)
New Jersey Economic
Development Authority, New
Jersey Transit Corp. Project,
Series B (RB)
4.00%, 11/01/25 $ 120 $ 122,193
New Jersey Economic
Development Authority,
School Facilities Construction,
Series AAA (RB)
5.00%, 06/15/35 (c) 725 772,586
5.00%, 06/15/36 (c) 305 325,019
New Jersey Economic
Development Authority,
School Facilities Construction,
Series BBB (RB)
5.50%, 06/15/29 (c) 165 178,096
New Jersey Economic
Development Authority,
School Facilities Construction,
Series EEE (RB)
5.00%, 06/15/48 (c) 2,880 2,992,939
New Jersey Economic
Development Authority,
School Facilities Construction,
Series LLL (RB)
5.00%, 06/15/38 (c) 600 652,123
New Jersey Economic
Development Authority,
School Facilities Construction,
Series MMM (RB)
4.00%, 06/15/35 (c) 500 518,114
New Jersey Economic
Development Authority,
School Facilities Construction,
Series PP (RB)
5.00%, 06/15/26 (c) 100 100,562
New Jersey Economic
Development Authority,
School Facilities Construction,
Series QQQ (RB)
4.00%, 06/15/49 (c) 1,705 1,645,574
4.00%, 06/15/40 (c) 600 607,685
4.00%, 06/15/35 (c) 700 731,406
4.00%, 06/15/38 (c) 600 614,975
New Jersey Economic
Development Authority,
School Facilities Construction,
Series WW (RB)
5.00%, 06/15/35 (c) 680 699,004
5.00%, 06/15/37 (c) 630 647,606
5.25%, 06/15/28 (c) 435 446,599
New Jersey Economic
Development Authority,
School Facilities Construction,
Series XX (RB)
4.38%, 06/15/27 (c) 420 426,477
5.00%, 06/15/26 (c) 105 107,935

Par
(000’s) Value
New Jersey (continued)
New Jersey Economic
Development Authority, The
Goethals Bridge Replacement
Project (RB)
5.12%, 01/01/34 (c) $ 350 $ 350,174
5.38%, 01/01/43 (c) 2,900 2,908,703
5.50%, 01/01/27 (c) 500 500,521
New Jersey Economic
Development Authority, West
Campus Housing, LLC, Series
A (RB)
4.12%, 07/01/30 (c) 150 138,285
New Jersey Educational
Facilities Authority, Higher
Educational Capital
Improvement, Series A (RB)
5.00%, 09/01/26 (c) 330 333,465
New Jersey Educational
Facilities Authority, Rider
University, Series F (RB)
5.00%, 07/01/47 (c) 490 414,109
New Jersey Educational
Facilities Authority, The
College of saint Elizabeth
Issue, Series D (RB)
5.00%, 07/01/46 (c) 2,500 2,262,389
New Jersey Health Care
Facilities Financing
Authority, Hospital Asset
Transformation Program (RB)
5.00%, 10/01/28 (c) 500 537,969
New Jersey Transportation
Trust Fund Authority, Series
A (RB)
0.00%, 12/15/25 ^ 230 215,228
0.00%, 12/15/25 ^ 270 252,659
0.01%, 12/15/33 5 3,570
5.00%, 12/15/26 5 5,296
5.00%, 12/15/28 200 220,456
5.00%, 12/15/39 (c) 385 416,901
New Jersey Transportation
Trust Fund Authority, Series
AA (RB)
4.75%, 06/15/35 (c) 150 152,873
5.00%, 06/15/46 (c) 340 343,533
5.25%, 06/15/41 (c) 505 514,162
New Jersey Transportation
Trust Fund Authority, Series C
(RB) (AMBAC)
0.00%, 12/15/25 ^ 250 233,943
0.00%, 12/15/28 ^ 185 157,736
New Jersey Transportation
Trust Fund Authority, Series C
(RB) (NATL)
0.01%, 12/15/31 365 280,456
Par
(000’s) Value
New Jersey (continued)
Newark Housing Port
Authority, Marine Terminal
Redevelopment Project (RB)
(NATL)
5.25%, 01/01/27 $ 100 $ 105,350
South Jersey Port Corp., Marine
Terminal, Series B (RB)
5.00%, 01/01/34 (c) 360 380,346
Tobacco Settlement Financing
Corp., Series A (RB)
5.00%, 06/01/46 (c) 18,290 18,645,077
5.25%, 06/01/46 (c) 2,675 2,763,599
Tobacco Settlement Financing
Corp., Series B (RB)
5.00%, 06/01/46 (c) 8,530 8,679,177
80,437,000
New Mexico : 0.1%
New Mexico Hospital
Equipment Loan Council,
Haverland Carter Lifestyle
Group -LA Vida Llena
Expansion Project, Series A
(RB)
5.00%, 07/01/49 (c) 3,480 2,783,696
Underline
New York : 11.1%
Brooklyn Arena Local
Development Corp., Barclays
Center (RB)
0.00%, 07/15/33 ^ 370 252,576
0.00%, 07/15/47 ^ 180 56,787
0.01%, 07/15/32 395 281,921
Brooklyn Arena Local
Development Corp., Barclays
Center, Series A (RB)
5.00%, 07/15/42 (c) 9,515 9,618,742
5.00%, 07/15/26 345 355,827
Build NYC Resource Corp. (RB)
4.00%, 08/01/42 (c) 1,310 1,234,768
Build NYC Resource Corp.,
Albert Einstein School of
Medicine, Inc., Project (RB)
5.50%, 09/01/45 (c) 4,820 4,824,805
Build NYC Resource Corp.,
Brooklyn Navy Yard
Cogeneration Partners, L.P.
Project (RB)
5.00%, 12/31/28 5,005 4,739,448
5.25%, 12/31/33 (c) 9,700 8,810,197
Build NYC Resource Corp., East
Harlem Scholars Academy
Charter School Project (RB)
5.75%, 06/01/42 (c) 1,000 1,040,193
Build NYC Resource Corp., Kipp
NYC Public School Facilities -
Canal West Project (RB)
5.25%, 07/01/52 (c) 1,000 1,043,119
5.25%, 07/01/57 (c) 1,000 1,038,775

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
Build NYC Resource Corp.,
Richmond University Medical
Center Project, Series A (RB)
5.62%, 12/01/50 (c) $ 1,200 $ 1,118,644
Build NYC Resource Corp.,
Shefa School Project, Series A
(RB) (SAW)
5.00%, 06/15/51 (c) 4,750 4,178,471
Build NYC Resource Corp.,
Unity Preparatory Charter
School of Brooklyn Project,
Series A (RB)
5.50%, 06/15/63 (c) 1,000 996,729
City of Troy Capital Resource
Corp., Series A (RB)
4.00%, 09/01/40 (c) 1,250 1,252,451
County of Suffolk, Series D (GO)
(BAM)
4.00%, 10/15/29 (c) 1,000 1,041,516
Dutchess County Local
Development Corp., Bard
College Project, Series A (RB)
5.00%, 07/01/51 (c) 3,370 3,416,865
5.00%, 07/01/40 (c) 1,500 1,557,756
5.00%, 07/01/45 (c) 1,000 1,025,681
Erie Tobacco Asset
Securitization Corp., Series
A (RB)
5.00%, 06/01/38 (c) 5 4,919
5.00%, 06/01/45 (c) 2,000 1,933,658
Metropolitan Transportation
Authority (RB)
4.25%, 11/15/42 (c) 990 990,005
Monroe County Industrial
Development Corp.,
Rochester regional Health
Project, Series A (RB)
3.00%, 12/01/40 (c) 5 3,838
Monroe County Industrial
Development Corp.,
Rochester Regional Health
Project, Series A (RB)
4.00%, 12/01/35 (c) 2,100 2,102,090
5.00%, 12/01/31 (c) 500 532,183
Nassau County Tobacco
Settlement Corp., Series A-3
(RB)
5.12%, 06/01/46 (c) 2,905 2,758,518
New York City Housing
Development Corp., Multi-
Family Housing, Series F (RB)
4.50%, 02/15/48 (c) 2,500 2,472,121
New York City Industrial
Development Agency, Airport
Facilities, Series A (RB)
5.00%, 07/01/28 (c) 1,725 1,725,541
New York Counties Tobacco
Trust IV, Series A (RB)
3.75%, 06/01/45 (c) 500 401,110
Par
(000’s) Value
New York (continued)
5.00%, 06/01/42 (c) $ 7,335 $ 7,103,496
5.00%, 06/01/45 (c) 785 743,552
New York Counties Tobacco
Trust IV, Series E (RB)
0.00%, 06/01/55 (c) ^ 5 437
New York Counties Tobacco
Trust VI, Series A-2B (RB)
5.00%, 06/01/45 (c) 1,270 1,221,574
New York Liberty Development
Corp., 3 World Trade Center
Project (RB)
5.38%, 11/15/40 (c) 10,000 10,009,416
New York Liberty Development
Corp., Bank of America Tower
at One Bryant Park Project,
Series 3 (RB)
2.80%, 09/15/69 (c) 7,000 6,357,253
New York Liberty Development
Corp., Goldman Sachs
Headquarters LLC (RB)
5.25%, 10/01/35 3,000 3,537,281
New York State Dormitory
Authority (RB) (AGM)
5.00%, 07/01/43 (c) 2,375 2,497,521
New York State Dormitory
Authority, CUNY Student
Housing Project (RB) (AMBAC)
5.50%, 07/01/35 480 535,250
New York State Dormitory
Authority, Fit Student
Housing Corp. (RB) (NATL)
5.25%, 07/01/31 150 157,791
New York State Dormitory
Authority, Fordham
University, Series A (RB)
5.00%, 07/01/41 (c) 1,550 1,600,538
New York State Dormitory
Authority, Montefiore
Obligated Group, Series A
(RB)
5.00%, 08/01/27 1,000 1,032,190
New York State Dormitory
Authority, New School, Series
A (RB)
5.00%, 07/01/46 (c) 2,500 2,541,313
New York State Dormitory
Authority, Series A (RB)
5.00%, 07/01/31 (c) 1,370 1,427,775
New York State Dormitory
Authority, Yeshiva University,
Series A (RB)
5.00%, 07/15/50 (c) 1,000 1,003,869
New York Transportation
Development Corp. (RB)
5.38%, 06/30/60 (c) 10,000 10,471,133
New York Transportation
Development Corp. (RB)
(AGM)
5.00%, 12/01/32 4,000 4,423,598

Par
(000’s) Value
New York (continued)
New York Transportation
Development Corp.,
American Airlines, Inc. John
F. Kennedy International
Airport Project (RB)
5.00%, 08/01/31 (c) $ 9,640 $ 9,640,211
5.00%, 08/01/26 (c) 5,010 5,011,269
5.25%, 08/01/31 (c) 8,005 8,422,553
5.38%, 08/01/36 (c) 2,000 2,084,123
New York Transportation
Development Corp., Delta
Air Lines, Inc. - LaGuardia
Airport Terminals C&D
Redevelopment Project (RB)
4.00%, 01/01/36 (c) 2,750 2,703,712
4.38%, 10/01/45 (c) 20,000 19,566,926
5.00%, 01/01/33 (c) 5,230 5,392,673
5.00%, 01/01/32 (c) 1,300 1,340,828
5.00%, 10/01/40 (c) 13,300 13,614,718
5.62%, 04/01/40 (c) 7,895 8,567,638
6.00%, 04/01/35 (c) 6,000 6,744,197
New York Transportation
Development Corp., Delta
Air Lines, Inc., LaGuardia
Airport Terminals C&D
Redevelopment Project (RB)
4.00%, 10/01/30 8,665 8,664,788
5.00%, 01/01/31 (c) 610 629,300
5.00%, 01/01/30 (c) 4,600 4,746,461
5.00%, 10/01/35 (c) 16,150 16,953,231
New York Transportation
Development Corp., John
F. Kennedy International
Airport Project (RB)
3.00%, 08/01/31 5,765 5,294,934
New York Transportation
Development Corp.,
LaGuardia Airport Terminal
B Redevelopment Project,
Series A (RB)
4.00%, 07/01/31 (c) 1,000 985,947
5.00%, 07/01/46 (c) 10,130 10,131,290
5.00%, 07/01/30 (c) 420 421,313
5.00%, 07/01/41 (c) 11,445 11,451,308
5.00%, 07/01/34 (c) 4,230 4,242,395
5.25%, 01/01/50 (c) 12,720 12,732,088
New York Transportation
Development Corp.,
Terminal 4 John F. Kennedy
International Airport Project
(RB)
5.00%, 12/01/42 (c) 1,000 1,047,989
5.00%, 12/01/39 (c) 1,000 1,065,400
5.00%, 12/01/41 (c) 1,000 1,052,179
Par
(000’s) Value
New York (continued)
New York Transportation
Development Corp.,
Terminal 4 John F. Kennedy
International Airport Project
(RB) (AGM)
5.00%, 12/01/30 $ 5,000 $ 5,446,519
Niagara Area Development
Corp., New York Solid Waste
Disposal Facility, Series A (RB)
4.75%, 11/01/42 (c) 2,250 1,981,937
Otsego County Capital
Resource Corp., Hartwick
College Project, Series A (RB)
5.00%, 10/01/45 (c) 355 279,698
Suffolk Tobacco Asset
Securitization Corp., Series
B-2 (RB)
0.01%, 06/01/66 (c) 10,515 1,211,817
TSASC, Inc., Tobacco Settlement
Bonds, Series B (RB)
5.00%, 06/01/45 (c) 18,780 17,320,011
5.00%, 06/01/48 (c) 2,000 1,821,669
Ulster County Capital Resource
Corp., Woodland Pond of
New Paltz Project (RB)
4.00%, 09/15/25 (c) 330 317,296
5.00%, 09/15/37 (c) 400 324,386
5.25%, 09/15/53 (c) 180 130,436
Westchester County Local
Development Corp., Medical
Center (RB)
5.00%, 11/01/46 (c) 3,000 2,848,437
Westchester County Local
Development Corp., Pace
University, Series A (RB)
5.50%, 05/01/42 (c) 5,000 5,007,622
Westchester Tobacco Asset
Securitization Corp., Series
B (RB)
5.00%, 06/01/41 (c) 200 205,145
Westchester Tobacco Asset
Securitization Corp., Series
C (RB)
5.00%, 06/01/45 (c) 4,575 4,574,735
Yonkers Economic
Development Corp., Charter
School of Educational
Excellence Project, Series A
(RB)
5.00%, 10/15/54 (c) 275 257,794
Yonkers Economic
Development Corp., Charter
School of Educational
Excellence Project, Series A
(RB) (AGM)
5.00%, 10/15/39 (c) 315 316,061
320,024,275

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
North Carolina : 0.7%
North Carolina Department
of Transportation, I-77 Hot
Lanes Project (RB)
5.00%, 12/31/37 (c) $ 1,000 $ 1,012,248
North Carolina Medical Care
Commission Health Care
Facilities First Mortgage,
Pennybyrn at Maryfield (RB)
5.00%, 10/01/30 (c) 1,000 993,783
5.00%, 10/01/35 (c) 1,770 1,724,114
North Carolina Medical Care
Commission Health Care
Facilities, Series A (RB)
4.00%, 07/01/49 (c) 205 197,357
North Carolina Medical Care
Commission, Pennybyrn at
Maryfield (RB)
5.00%, 10/01/25 60 60,023
North Carolina Medical Care
Commission, Retirement
Facilities (RB)
4.70%, 07/01/37 (c) 550 463,114
5.00%, 10/01/31 (c) 3,530 3,494,349
5.00%, 10/01/37 (c) 250 234,880
North Carolina Medical Care
Commission, Retirement
Facilities, Series A (RB)
5.00%, 10/01/30 (c) 165 162,058
North Carolina Medical Care
Commission, Retirement
Facilities, Series A (RB) (AGM)
5.00%, 07/01/49 (c) 385 332,406
North Carolina Medical Care
Commission, Salemtowne
Project (RB)
5.25%, 10/01/37 (c) 465 434,395
North Carolina Turnpike
Authority (RB) (AGM)
4.00%, 01/01/55 (c) 3,625 3,557,706
North Carolina Turnpike
Authority Triangle
Expressway System Senior
Lien (RB)
5.00%, 01/01/40 (c) 5,000 5,253,691
North Carolina Turnpike
Authority, Triangle
Expressway System (RB)
5.00%, 01/01/30 (c) 1,000 1,048,431
5.00%, 01/01/49 (c) 1,430 1,489,689
North Carolina Turnpike
Authority, Triangle
Expressway System (RB)
(AGM)
5.00%, 01/01/32 (c) 100 109,759
20,568,003
North Dakota : 0.3%
City of Grand Forks ND (RB)
(AGM)
5.00%, 12/01/53 (c) 2,000 2,114,849
Par
(000’s) Value
North Dakota (continued)
City of Grand Forks, Altru
Health System (RB)
5.00%, 12/01/32 (c) $ 2,000 $ 2,123,628
City of Grand Forks, Altru
Health System (RB) (AGM)
4.00%, 12/01/41 (c) 1,000 915,691
City of Williston, Eagle Crest
Apartments LLC Project (RB)
6.25%, 09/01/23 (d) * 607 424,672
7.75%, 09/01/38 (c) (d) * 1,268 887,322
County of Grand Forks, Red
River Biorefinery, LLC Project,
Series A (RB)
7.00%, 12/15/43 (c) (d) * 5,500 165,000
Ward County, North Dakota
Health Care Facilities, Series
C (RB)
5.00%, 06/01/43 (c) 1,000 880,828
7,511,990
Ohio : 3.5%
Akron Bath Copley Joint
Township Hospital District,
Summa Health System (RB)
5.25%, 11/15/46 (c) 5,000 5,067,105
5.25%, 11/15/41 (c) 500 510,426
American Municipal Power,
Inc., Prairie State Energy
Campus Project, Series A (RB)
5.00%, 02/15/39 (c) 1,585 1,585,881
Brunswick City School District,
Classroom Facilities and
School Improvement (GO)
(BAM)
5.25%, 12/01/53 (c) 2,000 2,164,867
Buckeye Tobacco Settlement
Financing Authority, Series
B-2 (RB)
5.00%, 06/01/55 (c) 26,075 24,655,688
Buckeye Tobacco Settlement
Financing Authority, Series
B-3 (RB)
0.01%, 06/01/57 (c) 101,000 10,359,358
Centerville Ohio Health Care,
Graceworks Lutheran
Services (RB)
5.25%, 11/01/47 (c) 1,000 904,438
Cleveland Cuyahoga County,
Port Authority Cultural
Facility, Playhouse Square
Foundation Project (RB)
5.00%, 12/01/28 700 713,735
Columbus-Franklin County
Finance Authority, Ohio
Dominican University Project
(RB) (SBG)
6.50%, 03/01/48 (c) 3,800 2,711,647
County of Allen OH Hospital
Facilities Revenue (RB)
4.00%, 11/01/44 (c) 2,160 2,159,464

Par
(000’s) Value
Ohio (continued)
County of Butler (RB)
5.00%, 11/15/32 (c) $ 1,035 $ 1,065,493
County of Cuyahoga, Ohio
Convention Hotel Project (CP)
5.00%, 12/01/25 (c) 1,805 1,813,254
County of Cuyahoga, Ohio
Hospital, The Metrohealth
System (RB)
4.75%, 02/15/47 (c) 340 333,119
5.25%, 02/15/47 (c) 10,000 10,089,740
5.50%, 02/15/57 (c) 3,000 3,036,956
5.50%, 02/15/52 (c) 1,225 1,244,615
County of Montgomery,
Premier Health Partners
Obligated Group, Series A
(RB)
4.00%, 11/15/42 (c) 3,940 3,659,028
4.00%, 11/15/45 (c) 2,250 2,032,754
Muskingum County, Ohio
Hospital Facilities, Genesis
HealthCare System Project
(RB)
5.00%, 02/15/44 (c) 1,750 1,637,404
5.00%, 02/15/33 (c) 490 489,987
Ohio Air Quality Development
Authority, AMG Vanadium
Project (RB)
5.00%, 07/01/49 (c) 11,000 10,013,527
Ohio Air Quality Development
Authority, Dayton Co. Project,
Series B (RB)
4.25%, 11/01/40 (p) 1,000 1,003,496
Ohio Air Quality Development
Authority, Duke Energy Corp.
Project, Series B (RB)
4.25%, 11/01/39 (p) 1,000 1,010,632
Ohio Air Quality Development
Authority, Ohio Valley Electric
Corp. Project, Series A (RB)
3.25%, 09/01/29 2,750 2,642,113
Ohio Airport Special Revenue,
Continental Airlines, Inc.
Project (RB)
5.38%, 09/15/27 (c) 5,000 5,000,625
Ohio University, A State
University of Ohio, Series A
(RB)
5.00%, 12/01/45 (c) 1,250 1,292,000
Southeastern Ohio Port
Authority, Hospital Facilities
Revenue, Memorial Health
System Obligated Group
Project (RB)
5.00%, 12/01/35 (c) 245 229,917
5.00%, 12/01/43 (c) 1,240 1,055,866
5.50%, 12/01/43 (c) 70 65,631
Par
(000’s) Value
Ohio (continued)
Washington County, Ohio
Hospital Facilities, Memorial
Health System (RB)
6.75%, 12/01/52 (c) $ 2,235 $ 2,375,927
100,924,693
Oklahoma : 1.3%
Atoka Industrial Development
Authority Solid Waste
Disposal Facilities, Gladieux
Metals Recycling Oklahoma,
LLC Project (RB)
8.00%, 08/01/39 (c) 1,000 1,018,148
Norman Regional Hospital
Authority (RB)
3.25%, 09/01/38 (c) 340 275,417
4.00%, 09/01/37 (c) 2,365 2,151,983
4.00%, 09/01/45 (c) 1,000 855,464
Oklahoma Development
Finance Authority, Oklahoma
City University Project (RB)
5.00%, 08/01/44 (c) 4,305 4,310,060
Oklahoma Development
Finance Authority, OU
Medicine Project, Series B
(RB)
5.00%, 08/15/33 (c) 700 703,148
5.25%, 08/15/43 (c) 2,900 2,902,995
5.25%, 08/15/48 (c) 8,000 7,942,819
Oklahoma Development
Finance Authority, OU
Medicine Project, Series B
(RB) (AGM)
5.50%, 08/15/57 (c) 6,290 6,333,341
5.50%, 08/15/52 (c) 1,300 1,311,117
Rogers County Industrial
Development Authority (RB)
3.62%, 04/01/40 (c) 375 357,400
Tulsa Airports Improvement
Trust (RB)
5.50%, 06/01/35 (c) 5,000 5,000,665
Tulsa Municipal Airport Trust,
American Airlines, Inc. (RB)
5.00%, 06/01/35 (c) (p) 4,455 4,462,280
37,624,837
Oregon : 0.2%
Multnomah County, Oregon
Hospital Facilities Authority,
PArkview Project, Series A
(RB) (AGM)
4.00%, 12/01/36 (c) 1,000 867,344
Oregon State Facilities
Authority (RB)
5.00%, 10/01/35 (c) 2,260 2,330,357
Oregon State Facilities
Authority, Samaritan Health
Services Project (RB)
5.00%, 10/01/46 (c) 1,000 1,008,928
4,206,629

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Pennsylvania : 4.5%
Allegheny County Airport
Authority, Pittsburgh
International Airport, Series A
(RB) (AGM)
5.50%, 01/01/48 (c) $ 1,410 $ 1,563,624
Allentown Neighborhood
Improvement Zone
Development Authority (RB)
5.00%, 05/01/42 (c) 2,000 2,006,654
5.00%, 05/01/32 (c) 250 255,763
5.00%, 05/01/28 670 677,591
5.00%, 05/01/28 1,000 1,036,639
5.00%, 05/01/33 (c) 250 257,239
5.00%, 05/01/42 (c) 4,245 4,261,519
5.38%, 05/01/42 (c) 4,000 3,962,756
Berks County Industrial
Development Authority,
Tower Health Project (RB)
5.00%, 11/01/24 500 380,926
5.00%, 11/01/26 120 76,270
5.00%, 11/01/28 (c) 470 259,530
5.00%, 11/01/30 (c) 1,000 527,200
5.00%, 11/01/34 (c) 110 56,921
Berks County Municipal
Authority, Reading Hospital
and Medical Center Project,
Series A (RB)
5.00%, 11/01/44 (c) 1,000 518,046
Berks County Municipal
Authority, Tower Health
Project (RB)
4.00%, 11/01/47 (c) 3,425 1,776,476
Berks County Municipal
Authority, Tower Health
Project, Series A (RB)
5.00%, 02/01/27 1,000 617,859
5.00%, 02/01/30 860 457,690
Berks County Municipal
Authority, Tower Health
Project, Series B-2 (RB)
5.00%, 02/01/40 (c) (p) 6,000 3,707,156
Butler County Hospital
Authority, Butler Health
System Project, Series A (RB)
5.00%, 07/01/39 (c) 1,465 1,466,347
Central Texas Regional Mobility
Authority, Subordinated Lien,
Series G (RB)
6.00%, 10/01/48 (c) 1,000 987,231
Chester County Health and
Education Facilities Authority,
Immaculata University
Project (RB)
5.00%, 11/01/46 (c) 430 347,356
Chester County Health and
Education Facilities Authority,
Simpson Senior Services
Project, Series A (RB)
5.25%, 12/01/45 (c) 440 299,045
Par
(000’s) Value
Pennsylvania (continued)
Chester County Industrial
Development Authority (RB)
5.25%, 10/15/47 (c) $ 1,250 $ 1,146,880
Chester County Industrial
Development Authority,
Woodland at Greystone
Project (SA)
5.00%, 03/01/38 (c) 1,200 1,196,035
5.12%, 03/01/48 (c) 1,897 1,823,379
County of Cumberland, Diakon
Lutheran Social Ministries
(RB)
4.00%, 01/01/33 (c) 185 178,395
Crawford County Hospital
Authority, Meadville Medical
Center Project, Series A (RB)
6.00%, 06/01/51 (c) 345 349,105
6.00%, 06/01/46 (c) 440 447,718
Cumberland County Municipal
Authority (RB)
5.00%, 01/01/45 (c) 3,000 2,658,111
Delaware County Industrial
Development Authority,
Chester Community Charter
School Project, Series A (RB)
5.12%, 06/01/46 (c) 395 371,225
Delaware Valley, Pennsylvania
Regional Finance Authority,
Series A (RB) (AMBAC)
5.50%, 08/01/28 2,880 3,180,392
Erie Pennsylvania Higher
Education Building Authority,
Mercyhurst University Project
(RB)
5.00%, 09/15/37 (c) 1,000 945,116
Franklin County Industrial
Development Authority,
Menno-Haven, Inc. Project
(RB)
5.00%, 12/01/49 (c) 500 408,286
5.00%, 12/01/54 (c) 215 169,431
Lancaster County Hospital
Authority, Brethren Village
Project (RB)
5.12%, 07/01/37 (c) 1,000 946,537
Lancaster County Hospital
Authority, St. Anne's
Retirement Community, Inc.
Project (RB)
5.00%, 03/01/45 (c) 310 257,329
5.00%, 03/01/40 (c) 425 369,624
5.00%, 03/01/50 (c) 425 342,233
McCandless Industrial
Development Authority, LA
Roche University Project,
Series A (RB)
6.75%, 12/01/46 (c) 1,000 954,096

Par
(000’s) Value
Pennsylvania (continued)
Montgomery County Higher
Education and Health
Authority, Holy Redeemer
Health System, Series A (RB)
5.00%, 10/01/40 (c) $ 5,150 $ 4,949,251
Montgomery County Higher
Education and Health
Authority, Presbytery Homes,
Inc. Project (RB)
5.00%, 12/01/47 (c) 2,000 1,890,756
Montgomery County Higher
Education and Health
Authority, Thomas Jefferson
University, Series B (RB)
5.00%, 05/01/47 (c) 4,800 5,073,215
Montgomery County Industrial
Development Authority,
Series A (RB)
4.10%, 04/01/53 (p) 2,500 2,555,675
Montgomery County Industrial
Development Authority,
Whitemarsh Continuing
Care Retirement Community
Project (RB)
5.00%, 01/01/30 (c) 150 146,841
5.25%, 01/01/40 (c) 870 796,973
Moon Industrial Development
Authority, Baptist Homes
Society (RB)
5.62%, 07/01/30 (c) 300 268,230
6.00%, 07/01/45 (c) 590 441,890
Northampton County Industrial
Development Authority,
Morningstar Senior Living,
Inc. Project (RB)
5.00%, 11/01/39 (c) 1,000 917,071
Pennsylvania Economic
Development Financing
Authority, Tapestry Moon
Senior Housing Project,
Series A (RB)
6.50%, 12/01/38 (c) (d) * 3,040 1,159,000
6.75%, 12/01/53 (c) (d) * 6,470 2,466,687
Pennsylvania Economic
Development Financing
Authority, The Penndot Major
Bridges Package One Project
(RB)
5.25%, 06/30/53 (c) 3,000 3,188,511
5.50%, 06/30/40 (c) 3,000 3,369,759
5.50%, 06/30/43 (c) 2,500 2,769,876
5.75%, 06/30/48 (c) 6,000 6,680,603
6.00%, 06/30/61 (c) 6,000 6,786,119
Pennsylvania Economic
Development Financing
Authority, The Pennsylvania
Rapid Bridge Replacement
Project (RB)
5.00%, 12/31/25 1,105 1,127,277
Par
(000’s) Value
Pennsylvania (continued)
5.00%, 12/31/26 (c) $ 1,485 $ 1,519,517
5.00%, 12/31/28 (c) 575 589,153
5.00%, 06/30/42 (c) 6,945 6,991,810
5.00%, 12/31/30 (c) 410 420,384
Pennsylvania Higher
Educational Facilities
Authority (RB)
5.00%, 11/01/42 (c) 1,100 1,100,362
Pennsylvania Higher
Educational Facilities
Authority, La Salle University
(RB)
5.00%, 05/01/37 (c) 1,915 1,551,837
5.00%, 05/01/42 (c) 1,000 754,339
Pennsylvania Turnpike
Commission, Series B (RB)
(BAM)
4.00%, 12/01/39 (c) 2,840 2,900,917
Philadelphia Authority for
Industrial Development, First
Philadelphia Preparatory
Charter School Project, Series
A (RB)
7.25%, 06/15/43 (c) 1,000 1,010,877
Philadelphia Authority for
Industrial Development,
Greater Philadelphia Health
Action, Inc. Project, Series A
(RB)
6.38%, 06/01/40 (c) 440 440,145
6.50%, 06/01/45 (c) 440 440,115
6.62%, 06/01/50 (c) 415 415,393
Philadelphia Authority for
Industrial Development,
Independence Charter School
West Project (RB)
5.00%, 06/15/39 (c) 355 336,722
Philadelphia Authority for
Industrial Development,
Independence Charter School
West Project (RB) (SAW)
4.00%, 06/15/29 (c) 350 333,045
Philadelphia Authority for
Industrial Development, KIPP
Philadelphia Charter School
Project, Series B (RB) (AGM)
5.00%, 04/01/46 (c) 1,000 908,945
Philadelphia Authority for
Industrial Development, LA
Salle University (RB)
4.00%, 05/01/42 (c) 2,000 1,311,498
Philadelphia Authority for
Industrial Development,
Performing Arts, String
Theory Charter School
Project (RB)
5.00%, 06/15/40 (c) 500 502,678
5.00%, 06/15/50 (c) 1,000 970,015

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Pennsylvania (continued)
Philadelphia Authority for
Industrial Development,
Temple University (RB)
5.00%, 04/01/29 (c) $ 3,000 $ 3,058,195
Philadelphia Authority for
Industrial Development,
Temple University, First
Series (RB)
5.00%, 04/01/40 (c) 5,695 5,768,962
Philadelphia Authority for
Industrial Development,
Wesley Enhanced Living
Obligation Group, Series A
(RB)
5.00%, 07/01/32 (c) 735 680,502
Philadelphia Hospitals and
Higher Education Facilities
Authority, Temple University
Health System (RB)
5.00%, 07/01/33 (c) 1,000 1,031,068
Philadelphia Hospitals and
Higher Education Facilities
Authority, Temple University
Health System, Series A (RB)
5.00%, 07/01/32 (c) 220 226,888
5.00%, 07/01/31 (c) 1,240 1,279,070
Philadelphia, Pennsylvania
Hospital & Higher Education
Facilities Authority, Temple
University Health System
Obligation Group (RB) (AGM)
5.00%, 07/01/37 (c) 2,470 2,708,547
Reading Pennsylvania School
District (GO) (AGM)
5.00%, 03/01/37 (c) 1,535 1,596,648
Scranton-Lackawanna,
Pennsylvania Health and
Welfare Authority (RB)
5.00%, 06/01/36 (c) 1,500 1,432,077
The School District of
Philadelphia, Se (GO) (SAW)
5.00%, 09/01/26 3,000 3,147,408
129,258,581
Puerto Rico : 8.3%
Cofina Class 2 Trust (RB)
(AMBAC)
0.00%, 08/01/47 ^ 80 23,262
Puerto Rico Commonwealth
Aqueduct and Sewer
Authority, Series A (RB)
4.00%, 07/01/42 (c) 7,365 6,691,775
5.00%, 07/01/47 (c) 15,000 15,072,867
5.00%, 07/01/30 7,500 7,744,588
5.00%, 07/01/37 (c) 6,290 6,437,200
6.12%, 07/01/24 55 55,426
Puerto Rico Commonwealth
Aqueduct and Sewer
Authority, Series B (RB)
5.00%, 07/01/29 3,000 3,091,592
Par
(000’s) Value
Puerto Rico (continued)
5.00%, 07/01/37 (c) $ 3,365 $ 3,435,893
Puerto Rico Commonwealth,
Series A-1 (GO)
4.00%, 07/01/41 (c) 8,260 7,558,911
Puerto Rico Commonwealth,
Series A-1 (GO) (BAM-TCRS)
4.00%, 07/01/33 (c) 13,570 13,195,672
4.00%, 07/01/37 (c) 9,500 8,933,811
4.00%, 07/01/35 (c) 8,573 8,200,752
5.75%, 07/01/31 10,055 11,221,545
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing Authority,
Series A (RB)
6.62%, 06/01/26 (c) (d) * 100 70,000
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing Authority,
University Plaza Project,
Series A (RB) (NATL)
5.00%, 07/01/33 (c) 20 19,698
Puerto Rico Sales Tax Financing
Corp. Sales Tax Revenue (RB)
4.75%, 07/01/53 (c) 3,000 2,946,671
5.00%, 07/01/58 (c) 3,000 3,009,716
Puerto Rico Sales Tax Financing
Corp., Series A-1 (RB)
0.01%, 07/01/24 2 1,972
4.50%, 07/01/34 (c) 2,800 2,818,972
5.00%, 07/01/58 (c) 36,530 36,648,313
Puerto Rico Sales Tax Financing
Corp., Series A-1 (RB) (AGC)
4.55%, 07/01/40 (c) 10,414 10,451,635
Puerto Rico Sales Tax Financing
Corp., Series A-1 (RB)
(AMBAC)
4.75%, 07/01/53 (c) 19,470 19,124,791
Puerto Rico Sales Tax Financing
Corp., Series A-2 (RB)
4.33%, 07/01/40 (c) 12,303 12,256,897
4.33%, 07/01/40 (c) 26,108 26,010,165
4.55%, 07/01/40 (c) 6,432 6,455,245
4.78%, 07/01/58 (c) 5,000 4,907,880
Puerto Rico Sales Tax Rev
Restructed BDS Cofina A-1
(RB)
0.01%, 07/01/51 (c) 100,000 23,064,140
239,449,389
Rhode Island : 0.3%
Rhode Island Health and
Educational Building Corp.,
Care New England Issue,
Series B (RB)
5.00%, 09/01/26 100 100,655
5.00%, 09/01/36 (c) 3,750 3,651,543

Par
(000’s) Value
Rhode Island (continued)
Rhode Island Health and
Educational Building Corp.,
Care New England, Series B
(RB)
5.00%, 09/01/31 (c) $ 500 $ 497,682
Rhode Island Health and
Educational Building Corp.,
Lifespan Obligated Group
Issue (RB)
5.00%, 05/15/33 (c) 1,000 1,015,587
5.00%, 05/15/39 (c) 2,215 2,234,887
7,500,354
South Carolina : 0.4%
Berkeley County, South
Carolina Nexton
Improvement District (SA)
4.38%, 11/01/49 (c) 800 682,052
Piedmont Municipal Power
Agency, South Carolina
Electric, Series C (RB)
5.00%, 01/01/34 (c) 1,000 1,040,244
Scago Educational Facilities,
School District of Pickens
County Project (RB)
5.00%, 12/01/29 (c) 1,425 1,454,943
South Carolina Jobs-Economic
Development Authority,
Hampton Medical Center
Project (RB)
5.00%, 11/01/37 (c) 650 657,787
5.00%, 11/01/33 (c) 500 513,689
South Carolina Jobs-Economic
Development Authority, High
Point Academy Project, Series
A (RB)
5.75%, 06/15/39 (c) 500 508,273
5.75%, 06/15/49 (c) 500 505,086
South Carolina Jobs-Economic
Development Authority,
South Carolina Episcopal
Home at Still Hopes (RB)
5.00%, 04/01/47 (c) 3,000 2,556,979
South Carolina Jobs-Economic
Development Authority, The
Lutheran Homes of South
Carolina, Inc. (RB)
5.00%, 05/01/43 (c) 320 263,412
South Carolina Jobs-Economic
Development Authority, The
Woodlands at Furman (RB)
4.00%, 11/15/27 (c) 210 205,157
5.25%, 11/15/37 (c) 2,000 2,002,552
5.25%, 11/15/52 (c) 2,000 1,823,364
12,213,538
South Dakota : 0.2%
City of Sioux Falls, Dow
Rummel Village Project (RB)
5.00%, 11/01/46 (c) 500 425,150
5.00%, 11/01/42 (c) 750 663,114
Par
(000’s) Value
South Dakota (continued)
County of Lincoln, South
Dakota Economic
Development, Augustana
College Association Project,
Series A (RB)
4.00%, 08/01/51 (c) $ 1,550 $ 1,326,905
4.00%, 08/01/56 (c) 1,000 836,483
Lincoln County, South Dakota
Economic Development
Bonds, The Augustana
College Association Project,
Series A (RB)
4.00%, 08/01/61 (c) 1,300 1,066,419
South Dakota Health &
Educational Facilities
Authority (RB)
5.00%, 07/01/46 (c) 2,000 2,038,325
6,356,396
Tennessee : 0.8%
Blount County, Health and
Educational Facilities Board,
Series A (RB)
5.00%, 01/01/47 (c) (d) * 740 170,200
Bristol Industrial Development
Board, Pinnacle Project,
Series A (RB)
5.00%, 12/01/35 (c) 2,000 1,854,532
Chattanooga Health,
Educational and Housing
Facility Board, Series A-2 (RB)
5.00%, 08/01/44 (c) 310 320,762
Chattanooga-Hamilton County
Hospital, Erlanger Health
System, Series A (RB)
5.00%, 10/01/44 (c) 6,180 6,189,370
Knox County Health
Educational and Housing
Facility Board (RB)
4.00%, 09/01/40 (c) 295 278,540
4.00%, 09/01/47 (c) 290 246,482
5.00%, 04/01/36 (c) 1,055 1,082,953
Metropolitan Government
of Nashville and Davidson
County, Health and
Educational Facilities Board,
Lipscomb University Project,
Series A (RB)
5.25%, 10/01/58 (c) 2,000 2,049,377
Tennessee Corp. Gas Supply,
Series A (RB)
5.50%, 10/01/53 (c) (p) 5,000 5,337,816
Tennessee Energy Acquisition
Corp., Series B (RB)
5.62%, 09/01/26 5,000 5,102,937

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Tennessee (continued)
The Health, Educational and
Housing Facility Board of
the City of Chattanooga,
CommonSpirit Health, Series
A-1 (RB)
4.00%, 08/01/37 (c) $ 200 $ 198,208
22,831,177
Texas : 5.8%
Angelina and Neches River
Authority, Industrial
Development Corp.,
Solid Waste Disposal and
Wastewater Treatment
Facilities, Series A (RB)
7.50%, 12/01/45 (c) 1,500 1,000,529
Arlington Higher Education
Finance Corp. (RB)
4.50%, 06/15/56 (c) (p) 1,000 997,885
5.75%, 06/01/43 (c) 1,000 1,023,301
6.00%, 06/01/53 (c) 1,000 1,016,481
6.25%, 06/01/63 (c) 1,000 1,025,265
Arlington Higher Education
Finance Corp., Legacy
Traditional School - Texas
Project, Series A (RB)
6.75%, 02/15/62 (c) 5 4,815
Austin Convention Enterprises,
Inc., Convention Center Hotel,
First Tier, Series A (RB)
5.00%, 01/01/33 (c) 500 512,921
Austin Convention Enterprises,
Inc., Convention Center
Hotel, First Tier, Series A (RB)
(SAW)
5.00%, 01/01/27 280 286,244
Austin Convention Enterprises,
Inc., Convention Center Hotel,
Second Tier, Series B (RB)
5.00%, 01/01/26 715 715,036
5.00%, 01/01/34 (c) 500 504,246
Board of Managers, Joint
Guadalupe County, City of
Seguin Hospital (RB)
5.00%, 12/01/40 (c) 610 588,697
5.00%, 12/01/45 (c) 215 200,813
Brazoria County Industrial
Development Corp., Texas
Solid Waste Disposal
Facilities, Gladieux Recycling,
LLC Project (RB) (SAW)
8.50%, 03/01/39 (c) 5,215 4,804,666
Brazoria County Industrial
Development Corp., Texas
Solid Waste Disposal
Facilities, Gladieux Recycling,
LLC Project (RB) (SBG)
7.00%, 03/01/39 (c) 1,850 1,752,790
Par
(000’s) Value
Texas (continued)
Calhoun County Navigation
Industrial Development
Authority, Max Midstream
Texas LLC Project, Series A
(RB)
3.62%, 07/01/26 (c) $ 2,700 $ 2,519,340
Central Texas Regional Mobility
Authority, Series C (RB)
5.00%, 01/01/27 (c) 7,000 7,213,784
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Series
A (RB)
4.00%, 07/01/41 (c) 7,500 6,796,996
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Series
B-1 (RB)
4.00%, 07/15/41 (c) 18,855 17,085,368
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Series
C (RB)
5.00%, 07/15/27 5,590 5,657,377
5.00%, 07/15/28 2,500 2,544,505
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Technical
Operations Center Project
(RB)
5.00%, 07/15/28 1,000 1,017,802
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Terminal
Improvement Projects, Series
B-1 (RB)
5.00%, 07/15/30 (c) 4,335 4,343,906
City of New Braunfels, Utility
System (RB)
4.00%, 07/01/50 (c) 445 425,231
Clifton Higher Education
Finance Corp., Series A (RB)
5.12%, 08/15/30 (c) 730 746,250
5.50%, 08/15/35 (c) 610 626,214
6.00%, 06/15/48 (c) 1,000 1,001,093
Clifton Higher Education
Finance Corp., Series D (RB)
5.25%, 08/15/27 (c) 1,000 1,027,170
5.75%, 08/15/33 (c) 500 517,275
6.00%, 08/15/38 (c) 500 517,635
Conroe Local Government
Corp., Conroe Convention
Center Hotel, Series A (RB)
4.00%, 10/01/50 (c) 2,035 1,658,697
Dallas County Flood Control
District No. 1 (GO)
5.00%, 04/01/32 (c) 850 850,259

Par
(000’s) Value
Texas (continued)
Dallas Texas Housing
Finance Corp. Residential
Development, The Briscoe
Apartments, Series A (RB)
6.00%, 12/01/62 (c) $ 1,000 $ 1,014,943
El Paso County Hospital District
(GO)
5.00%, 08/15/43 (c) 4,680 4,637,541
Harris County, Houston Sports
Authority, Junior Lien, Series
H (RB) (NATL)
0.00%, 11/15/27 ^ 590 513,612
0.00%, 11/15/39 (c) ^ 145 62,152
0.00%, 11/15/40 (c) ^ 170 67,934
0.00%, 11/15/35 (c) ^ 120 68,610
0.01%, 11/15/25 495 463,401
0.01%, 11/15/29 1,405 1,138,355
0.01%, 11/15/30 115 89,571
0.01%, 11/15/41 (c) 1,140 425,922
0.01%, 11/15/32 (c) 705 493,496
0.01%, 11/15/37 (c) 350 173,341
Harris County, Houston Sports
Authority, Third Lien, Series
A-3 (RB) (NATL)
0.00%, 11/15/31 (c) ^ 100 64,411
0.01%, 11/15/35 (c) 3,455 1,751,563
Matagorda County Navigation
District No. 1, Series A (RB)
(AMBAC)
4.40%, 05/01/30 1,035 1,056,963
Matagorda County, Navigation
District 1 (RB)
4.00%, 06/01/30 (c) 5,000 4,996,345
Mesquite Health Facility
Development Corp., Christian
Care Centers, Inc. Project (RB)
(NATL)
5.12%, 02/15/42 (c) (d) * 907 9,069
5.12%, 02/15/30 (c) (d) * 237 2,369
Mission Economic
Development Corp., Senior
Lien, Natgasoline Project (RB)
4.62%, 10/01/31 (c) 11,500 11,429,738
Montgomery County Toll Road
Authority (RB)
5.00%, 09/15/48 (c) 5,915 5,954,679
5.00%, 09/15/43 (c) 3,310 3,337,280
New Hampshire Health and
Education Facilities Authority,
(RB)
4.00%, 08/15/41 (c) 2,315 1,976,398
New Hope Cultural Education
Facilities Finance Corp., 4-K
Housing, Inc. Stoney Brook
Project, Series B (RB)
5.00%, 07/01/52 (c) 235 94,000
Par
(000’s) Value
Texas (continued)
New Hope Cultural Education
Facilities Finance Corp.,
Cardinal Bay, Inc., Series C
(RB)
5.50%, 07/01/46 (c) (d) * $ 1,595 $ 558,250
New Hope Cultural Education
Facilities Finance Corp.,
Carillon Lifecare Community
Project (RB)
5.00%, 07/01/36 (c) 230 196,685
New Hope Cultural Education
Facilities Finance Corp., CHF
- Collegiate Housing College
Station I, L.L.C - Texas A&M
University Project, Series A
(RB) (AGM)
5.00%, 04/01/46 (c) 1,105 1,105,165
New Hope Cultural Education
Facilities Finance Corp.,
Legacy Preparatory Charter
Academy, Series A (RB)
5.25%, 08/15/27 (c) 150 150,716
New Hope Cultural Education
Facilities Finance Corp., MRC
Senior Living - The Langford
Project, Series A (RB)
5.50%, 11/15/46 (c) 750 624,193
New Hope Cultural Education
Facilities Finance Corp.,
NCCD-College Station
Properties LLC, Series A (RB)
5.00%, 07/01/24 115 104,362
5.00%, 07/01/35 (c) 100 90,750
5.00%, 07/01/47 (c) 440 399,300
New Hope Cultural Education
Facilities Finance Corp.,
Presbyterian Village North
Project (RB)
5.25%, 10/01/49 (c) 1,000 810,874
New Hope Cultural Education
Facilities Finance Corp.,
Wesleyan Homes, Inc. Project
(RB)
5.00%, 01/01/55 (c) 250 180,508
5.00%, 01/01/50 (c) 250 185,580
5.50%, 01/01/35 (c) 1,000 935,984
North East Texas Regional
Mobility Authority, Series B
(RB)
5.00%, 01/01/41 (c) 400 404,173
Port Beaumont Navigation
District, Allegiant Industrial
Island Park Project (RB)
8.00%, 02/01/39 (c) 2,825 2,738,956
Pottsboro Higher Education
Finance Corp., Imagine
International Academy of
North Texas LLC, Series A
(RB)
5.00%, 08/15/46 (c) 1,400 1,296,547

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
5.00%, 08/15/36 (c) $ 1,055 $ 1,040,493
Reagan Hospital District, Series
A (GO)
5.12%, 02/01/39 (c) 1,000 980,158
Sanger Industrial Development
Corp., Texas Pellets Project,
Series B (RB)
8.00%, 07/01/38 (c) (d) * 9,900 2,326,500
Tarrant County Cultural
Education Facilities Finance
Corp. (RB)
5.00%, 07/01/48 (c) 2,500 2,580,492
Tarrant County Cultural
Education Facilities Finance
Corp., Air Force Villages
Obligated Group Project (RB)
5.00%, 05/15/37 (c) 125 120,637
Tarrant County Cultural
Education Facilities Finance
Corp., C.C. Young Memorial
Home Project, Series A (RB)
6.38%, 02/15/48 (c) (d) * 535 294,250
Texas Municipal Gas
Acquisition & Supply Corp.
III (RB)
5.00%, 12/15/29 1,375 1,450,208
5.00%, 12/15/32 3,425 3,668,037
Texas Municipal Gas
Acquisition and Supply Corp.
III (RB)
5.00%, 12/15/28 925 968,803
Texas Private Activity Bond
Surface Transportation Corp.
(RB)
4.00%, 12/31/39 (c) 2,550 2,570,078
5.50%, 06/30/43 (c) 1,000 1,071,317
5.50%, 06/30/42 (c) 2,250 2,413,295
Texas Private Activity Bond
Surface Transportation Corp.,
Blueridge Transportation
Group LLC Project (RB)
5.00%, 12/31/40 (c) 230 231,466
Texas Private Activity Bond
Surface Transportation Corp.,
Managed Lanes Project,
Series A (RB)
4.00%, 06/30/39 (c) 1,700 1,714,414
4.00%, 12/31/38 (c) 3,175 3,203,222
Texas Private Activity Bond
Surface Transportation Corp.,
NTE Mobility Partners LLC
North Tarrant Express Project
(RB)
5.50%, 12/31/58 (c) 1,000 1,083,691
Texas Private Activity Bond
Surface Transportation Corp.,
NTE Mobility Partners LLC
Project (RB)
5.00%, 06/30/58 (c) 10,250 10,380,238
Par
(000’s) Value
Texas (continued)
Texas Private Activity Bond
Surface Transportation Corp.,
NTE Mobility Partners LLC
Project, Series A (RB)
4.00%, 12/31/37 (c) $ 500 $ 504,838
Texas Transportation
Commission, Central Texas
Turnpike System, Series C
(RB)
5.00%, 08/15/32 (c) 600 603,939
5.00%, 08/15/37 (c) 6,735 6,773,764
Town of Westlake, Solana
Public Improvement District
(SA)
6.12%, 09/01/35 (c) 1,000 1,005,112
6.25%, 09/01/40 (c) 1,000 1,002,444
6.38%, 09/01/45 (c) 1,000 1,002,693
Woodloch Health Facilities
Development Corp., Series
A-1 (RB)
6.75%, 12/01/51 (c) (d) * 3,645 72,897
165,649,313
Utah : 0.4%
Black Desert Public
Infrastructure District (GO)
4.00%, 03/01/51 (c) 3,100 2,367,717
Jordanelle Ridge Public
Infrastructure District No 2
(GO)
7.75%, 03/01/54 (c) 1,000 1,018,910
Medical School Campus, Public
Infrastructure District, Series
A (GO)
5.50%, 02/01/50 (c) 2,000 1,720,407
Mida Mountain Village Public
Infrastructure District,
Mountain Village Assessment
Area, Series A (SA)
5.00%, 08/01/50 (c) 2,000 1,834,549
Utah Charter School Finance
Authority, Freedom Academy
Foundation Project (RB)
5.25%, 06/15/37 (c) 1,500 1,378,041
5.38%, 06/15/48 (c) 2,195 1,800,337
10,119,961
Vermont : 0.0%
Vermont Economic
Development Authority,
Wake Robin Corp. Project,
Series A (RB) (FHLMC COLL)
4.00%, 05/01/37 (c) 500 458,328
Underline
Virgin Islands : 0.5%
Matching Fund Special Purpose
Securitization Corp., Virgin
Island, Series A (RB)
5.00%, 10/01/28 1,000 1,038,789
5.00%, 10/01/39 (c) 5,000 5,137,573
5.00%, 10/01/32 5,010 5,298,804

Par
(000’s) Value
Virgin Islands (continued)
Virgin Islands Public Finance
Authority, Virgin Islands
Gross Receipts Taxes Loan
Note (RB) (NATL)
4.25%, 10/01/29 (c) $ 720 $ 728,264
Virgin Islands Public Finance
Authority, Virgin Islands
Gross Receipts Taxes Loan
Note, Series C (RB)
4.50%, 10/01/44 (c) 550 416,130
Virgin Islands Public Finance
Authority, Virgin Islands
Gross Receipts Taxes, Series
C (RB)
5.00%, 10/01/30 (c) 1,000 950,437
Virgin Islands Water & Power
Authority, Series B (RB)
5.00%, 07/01/27 (c) 170 161,997
5.00%, 07/01/25 (c) 1,170 1,138,698
5.00%, 07/01/24 (c) 65 64,424
14,935,116
Virginia : 2.2%
Bristol Industrial Development
Authority, Series B (RB)
6.35%, 11/01/44 (c) (d) * 250 142,164
Cherry Hill Community
Development Authority,
Potomac Shores Project (SA)
5.15%, 03/01/35 (c) 200 202,376
Chesapeake Bay Bridge and
Tunnel District, First Tier (RB)
5.00%, 07/01/51 (c) 1,025 1,027,836
5.00%, 07/01/46 (c) 8,000 8,090,711
City of Chesapeake,
Chesapeake Transportation
System, Series A (RB)
5.00%, 07/15/47 (c) 380 380,181
City of Hopewell, Sewer
System, Series A (RB)
5.00%, 07/15/33 (c) 240 240,141
Farms New Kent Community
Development Authority,
Series A (SA)
3.75%, 03/01/36 (c) 4,160 3,996,426
Farmville Industrial
Development Authority,
Educational Facilities,
Longwood University Student
Housing Projects, Series A
(RB)
5.00%, 01/01/59 (c) 1,000 939,433
5.00%, 01/01/50 (c) 1,500 1,442,414
James City County Economic
Development Authority (RB)
6.88%, 12/01/58 (c) 1,000 1,074,154
Par
(000’s) Value
Virginia (continued)
Lynchburg Economic
Development Authority,
Central Health, Inc., Series
A (RB)
5.00%, 01/01/47 (c) $ 4,950 $ 5,034,626
Roanoke County Economic
Development Authority (RB)
5.00%, 09/01/34 (c) (d) * 230 213,118
Roanoke County Economic
Development Authority,
Series B (RB)
4.62%, 09/01/54 (c) (d) (p) * 455 421,603
Roanoke Economic
Development Authority,
Residential Care Facility,
Series A (RB)
5.38%, 09/01/54 (c) (d) * 1,595 1,477,928
Tobacco Settlement Financing
Corp./VA (RB)
5.00%, 06/01/47 (c) 5,000 4,729,763
Virginia Beach Development
Authority (RB)
7.00%, 09/01/53 (c) 1,000 1,085,401
7.00%, 09/01/59 (c) 1,000 1,079,563
Virginia College Building
Authority, Marymount
University Project, Series B
(RB)
5.25%, 07/01/30 (c) 1,300 1,309,792
Virginia Small Business
Financing Authority (RB)
4.00%, 01/01/38 (c) 3,000 2,923,229
5.00%, 12/31/49 (c) 1,000 1,008,058
Virginia Small Business
Financing Authority, 95
Express Lanes LLC Project
(RB)
5.00%, 01/01/34 (c) 2,500 2,760,230
Virginia Small Business
Financing Authority,
Residential Care Facilities,
Lifespire of Virginia (RB)
(AGM)
4.00%, 12/01/36 (c) 1,000 948,804
Virginia Small Business
Financing Authority, Senior
Lien 95 Express Lanes, LLC
Project (RB)
4.00%, 07/01/41 (c) 1,000 973,838
4.00%, 01/01/41 (c) 1,000 974,355
4.00%, 01/01/48 (c) 3,925 3,709,500
4.00%, 01/01/40 (c) 1,250 1,223,165
5.00%, 01/01/33 (c) 4,945 5,468,276
Virginia Small Business
Financing Authority, Senior
Lien I-495 Hot Lanes Project
(RB)
5.00%, 12/31/52 (c) 2,000 2,045,409

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Virginia (continued)
Virginia Small Business
Financing Authority, Senior
Lien Transform 66 P3 Project
(RB)
5.00%, 12/31/56 (c) $ 5,520 $ 5,545,505
Virginia Small Business
Financing Authority, Senior
Lien, 95 Express Lanes LLC
Project (RB)
4.00%, 01/01/39 (c) 2,810 2,766,879
Wise County Industrial
Development Authority,
Virginia Electric and Power
Co. Project, Series A (RB)
(AGC)
0.75%, 10/01/40 (p) 1,000 932,405
64,167,283
Washington : 1.1%
Kalispel Tribe Indians Priority,
Series A (RB)
5.00%, 01/01/32 (c) 250 258,689
5.25%, 01/01/38 (c) 250 258,622
King County Public Hospital
District No. 4, Snoqualmie
Valley Hospital, Series A (RB)
5.75%, 12/01/30 (c) 500 509,798
6.00%, 12/01/35 (c) 500 512,537
6.25%, 12/01/45 (c) 250 251,630
Washington Health Care
Facilities Authority,
CommonSpirit Health, Series
A-1 (RB)
4.00%, 08/01/44 (c) 100 96,080
Washington Health Care
Facilities Authority, Virginia
Mason Medical Center (RB)
5.00%, 08/15/34 (c) 205 211,926
5.00%, 08/15/37 (c) 3,000 3,067,009
Washington State Convention
Center Public Facilities
District, Series B (RB)
3.00%, 07/01/34 (c) 1,000 918,610
4.00%, 07/01/48 (c) 3,745 3,421,315
Washington State Housing
Finance Commission,
Bayview Manor Senior
Project, Series A (RB)
5.00%, 07/01/36 (c) 1,150 1,023,418
5.00%, 07/01/46 (c) 2,150 1,709,977
Washington State Housing
Finance Commission, Eliseo
Project, Series A (RB)
4.00%, 01/01/41 (c) 3,000 2,375,939
Washington State Housing
Finance Commission,
Presbyterian Retirement
Communities Northwest
Projects, Series A (RB)
5.00%, 01/01/36 (c) 2,125 1,764,073
Par
(000’s) Value
Washington (continued)
5.00%, 01/01/51 (c) $ 2,495 $ 1,682,584
Washington State Housing
Finance Commission, Series
A (RB)
3.50%, 12/20/35 4,131 3,893,079
Washington State Housing
Finance Commission,
Transforming Age Projects,
Series A (RB)
5.00%, 01/01/55 (c) 7,000 4,606,784
Washington State Housing
Finance Commission, Wesley
Homes at Lea Hill Project (RB)
5.00%, 07/01/46 (c) 500 409,556
5.00%, 07/01/51 (c) 1,250 991,386
Washington State, Convention
Center Public Facilities
District (RB)
4.00%, 07/01/31 2,700 2,684,128
Washington State, Convention
Center Public Facilities
District, Series B (RB) (AGM)
4.00%, 07/01/32 (c) 1,000 1,010,959
31,658,099
West Virginia : 0.2%
County of Ohio, Fort Henry
Centre Tax Increment
Financing District No. 1, The
Highlands Project (TA)
4.00%, 06/01/34 (c) 760 717,935
Harrison County Building
Commission, General
Services Administration
Building Project (RB)
3.12%, 10/01/45 (c) 700 508,822
3.25%, 10/01/50 (c) 820 586,214
3.50%, 10/01/40 (c) 1,000 880,917
West Virginia Economic
Development Authority, Arch
Resources Project (RB)
5.00%, 07/01/45 (c) (p) 1,900 1,908,507
West Virginia Economic
Development Authority, West
Virginia Lottery (RB)
4.00%, 06/15/32 (c) 1,600 1,645,513
6,247,908
Wisconsin : 2.1%
Public Finance Authority (RB)
5.00%, 06/15/54 (c) 1,375 1,272,066
6.25%, 10/01/53 (c) 1,000 1,010,189
Public Finance Authority
Educational Facilities, Charter
Day School, Inc. Project,
Series A (RB)
5.00%, 12/01/55 (c) 1,000 821,043
Public Finance Authority,
Bancroft Neurohealth
Project, Series A (RB)
5.12%, 06/01/48 (c) 250 223,345

Par
(000’s) Value
Wisconsin (continued)
Public Finance Authority,
Carson Valley Medical Center,
Series A (RB) (SAW)
4.00%, 12/01/51 (c) $ 5,250 $ 4,213,431
Public Finance Authority,
Cornerstone Charter
Academy, Series A (RB)
5.00%, 02/01/36 (c) 495 477,258
5.12%, 02/01/46 (c) 550 496,606
Public Finance Authority,
Corvian Community School
Project, Series A (RB)
4.25%, 06/15/29 (c) 400 384,184
5.00%, 06/15/49 (c) 500 424,877
5.00%, 06/15/39 (c) 500 458,213
Public Finance Authority,
Crossroads Health Project,
Series A (RB)
8.00%, 07/01/53 (c) 1,000 1,010,314
8.12%, 07/01/58 (c) 1,000 1,010,619
Public Finance Authority,
Educational Facilities, Lake
Erie College Project, Series
A (RB)
5.88%, 10/01/54 (c) 1,000 717,562
Public Finance Authority, Grand
Hyatt San Antonio Hotel
Acquisition Project, Series A
(RB)
5.00%, 02/01/62 (c) 960 963,364
Public Finance Authority,
Healthcare Facility Expansion,
Church Home of Hartford,
Inc. Project, Series A (RB)
5.00%, 09/01/38 (c) 1,500 1,380,146
5.00%, 09/01/25 50 49,893
Public Finance Authority, Living
Community First Mortgage
(RB)
4.25%, 05/01/29 (c) 395 355,167
5.00%, 03/01/37 (c) 1,250 1,152,243
Public Finance Authority,
Lombard Conference and
Hotel Center, Second-Tier
(RB) (ACA)
3.75%, 07/01/51 (c) (d) * 890 630,942
Public Finance Authority,
Maryland Proton Treatment
Center, Series A-1 (RB)
6.25%, 01/01/38 (c) 500 225,000
Public Finance Authority, Marys
Woods at Marylhurst Project,
Series A (RB)
5.25%, 05/15/37 (c) 1,350 1,309,702
Public Finance Authority,
Penick Village (RB)
4.00%, 09/01/29 (c) 370 336,639
5.00%, 09/01/39 (c) 500 428,495
5.00%, 09/01/49 (c) 500 386,570
Par
(000’s) Value
Wisconsin (continued)
Public Finance Authority, Prime
Healthcare Foundation, Inc.,
Series A (RB)
5.20%, 12/01/37 (c) $ 1,405 $ 1,439,882
Public Finance Authority,
Roseman University of Health
Sciences Project (RB)
5.88%, 04/01/45 (c) 4,000 4,019,470
Public Finance Authority, Sky
Harbour Capital LLC, Aviation
Facilities Project (RB)
4.00%, 07/01/41 (c) 500 389,056
4.00%, 09/01/51 (c) 1,500 1,151,766
4.25%, 07/01/54 (c) 4,765 3,333,677
Public Finance Authority, The
Foundation of the University
of North Carolina, Inc., Series
A (RB)
4.00%, 09/01/56 (c) 1,060 787,438
Public Finance Authority, Trinity
Regional Hospital Sachse,
Series A-1 (RB)
7.38%, 01/01/50 (c) (d) * 4,265 1,279,500
Public Finance Authority,
Ultimate Medical Academy
Project, Series A (RB)
5.00%, 10/01/39 (c) 1,950 1,952,725
5.00%, 10/01/34 (c) 2,000 2,050,392
Public Finance Authority,
University of North Carolina
at Charlotte Inc., Series A (RB)
4.00%, 09/01/41 (c) 1,000 850,086
Public Finance Authority,
Wingate University, Series A
(RB)
5.25%, 10/01/48 (c) 2,255 2,184,461
Public Finance Authority,
Wisconsin Senior Airport
Facilities, Series B (RB)
5.00%, 07/01/42 (c) 9,000 9,002,127
Public Finance Authority,
Wonderful Foundation
Charter School Portfolio
Project, Series A-1 (RB)
5.00%, 01/01/55 (c) 5,545 4,399,236
Wisconsin Health and
Educational Facilities
Authority, Covenant
Communities, Inc. Project,
Series A-1 (RB) (SAW)
4.00%, 07/01/48 (c) 105 80,253
Wisconsin Health and
Educational Facilities
Authority, Covenant
Communities, Inc. Project,
Series B (RB)
4.38%, 07/01/38 (c) 850 659,821

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
Wisconsin (continued)
Wisconsin Health and
Educational Facilities
Authority, St. Camillus Health
System, Inc., Series A (RB)
5.00%, 11/01/54 (c) $ 500 $ 390,875
5.00%, 11/01/39 (c) 1,950 1,706,009
Wisconsin Health and
Educational Facilities
Authority, Thedacare, Inc.,
(RB)
4.00%, 12/15/49 (c) 260 247,122
Wisconsin Health and
Educational Facilities
Authority, Wheaton
Franciscan Healthcare
System, Series A (RB)
5.12%, 02/01/38 (c) 3,950 3,729,331
Wisconsin State Health
& Educational Facilities
Authority, Marshfield Clinic
Health System, Inc., Series A
(RB) (AGM)
5.00%, 02/15/32 (c) 1,500 1,650,711
61,041,806
Wyoming : 0.1%
County of Campbell, Wyoming
Solid Waste Facilities, Series A
(RB) (SBG)
3.62%, 07/15/39 (c) 3,000 2,748,718
Underline
Total Municipal Bonds: 97.8%
(Cost: $2,975,493,411) 2,816,776,610
Other assets less liabilities: 2.2% 62,197,842
NET ASSETS: 100.0% $ 2,878,974,452
Definitions:
ACA Credit Agricole SA
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Assurance Co.
CP Certificate of Participation
GO General Obligation
NATL National Public Finance Guarantee Corp.
RB Revenue Bond
SA Special Assessment
SAW State Aid Withholding
SBG School Board Guaranteed
SD CRED
PROG Special District Credit Enhancement Program
TA Tax Allocation
XLCA Syncora Guarantee, Inc.
(c) Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p) Putable Security — the redemption date shown is when the security may be redeemed by the investor
^ Zero Coupon Bond
* Non-income producing
(d) Security in default

Summary of Investments by Sector
% of
Investments Value
Industrial Development Revenue 15.1% $ 426,360,458
Tax 12.5 351,631,389
Hospitals 12.0 337,483,996
Local GO 10.0 280,136,499
Education 9.8 277,072,508
Health 6.7 187,631,578
Tobacco 5.2 147,044,280
Leasing COPS & Appropriations 4.5 127,300,700
Toll & Turnpike 4.3 122,124,268
Multi-Family Housing 3.4 96,657,378
Airport 2.9 82,583,813
Utilities - Other 2.8 78,916,497
Power 2.4 66,699,411
State GO 2.2 62,054,681
Water & Sewer 1.6 45,539,460
Transportation 1.1 30,715,439
Miscellaneous 1.0 27,368,377
Pollution Control 0.9 24,103,786
Special Tax 0.8 23,064,140
Refunded 0.3 8,555,228
Misc 0.3 8,131,039
Unassigned 0.2 5,601,685
100.0% $ 2,816,776,610